UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21910
 Claymore Exchange-Traded Fund Trust 2
 (Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)
Amy J. Lee
227 W. Monroe Street, Chicago, IL 60606
 (Name and address of agent for service)
Registrant's telephone number, including area code:    (312) 827-0100
Date of fiscal year end:  May 31
Date of reporting period:  June 1, 2016 - November 30, 2016

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM

11.30.2016 (Unaudited)

Guggenheim Funds Semiannual Report

GuggenheimInvestments.com

ETF-002-SAR-1116

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.
Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	13

Performance Report and Fund Profile	14

About Shareholders' Fund Expenses	25

Schedule of Investments	27

Statement of Assets and Liabilities	47

Statement of Operations	49

Statements of Changes in Net Assets	51

Financial Highlights	55

Notes to Financial Statements	62

Supplemental Information	69

Trust Information	75

About the Trust Adviser	Back Cover

(Unaudited)	November 30, 2016
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") is pleased to present the semiannual shareholder report for seven of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance for the six months ended November 30, 2016.
The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2
December 31, 2016

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ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2016
Behind the performance numbers for the past six months are a multitude of events that unfolded throughout 2016, including an increase in U.S. corporate default volume, several quarters of negative earnings growth, the British vote to exit the European Union, and stubbornly low inflation across the globe. That was on top of one of the worst selloffs for U.S. corporate bonds since the financial crisis in the first six weeks of the year, or that the S&P 500 was down almost 11%. We continue to believe that the turnaround in market performance was a result of global central bank easing.
The surprise end to the fractious U.S. election season leaves many questions unanswered about the new administration, but as it relates to the economy we are particularly alert to the possible market impact of resurgent fiscal policy. We will learn more as we move through the transition of power, but in the meantime several market positives should support asset performance in 2017. The domestic economy just turned in the highest growth rate in two years, early indications point to a strong Christmas selling season, corporate earnings have rebounded, and the energy sector is stabilizing with the oil market recovery.
U.S. real gross domestic product (GDP) grew by 3.2% in the third quarter, according to the second reading, up from 1.4% in the second quarter. We expect output to rise by around 2% on average in coming quarters, a bit faster than the trend rate over the past year, as drags from past dollar strength and an inventory adjustment cycle fade. The policy outlook has become more uncertain with the election, though early indications that fiscal easing will be prioritized in the new administration suggest that the risks to real GDP growth in 2017 and 2018 are now skewed to the upside.
The labor market continues to strengthen and the unemployment rate declined by just 0.4 percentage point to 4.6%, but labor force participation has not grown as much as hoped, and started to trend downwards in November. In the year through November, the labor force participation rate increased by just 0.1 percentage point. Job openings data, another measure of labor market health, has been looking better. In November of 2015 it was about 5.2 million job openings for the month. By November 2016, it had risen to a little more than 5.5 million job openings for the month. A higher level of job openings tends to indicate a more robust labor market.
Guggenheim expects the U.S. Federal Reserve (the "Fed") policymakers to follow their recent rate increases with three, and possibly four, more hikes in 2017. While this would be faster than markets are now pricing in, it would still leave rates below levels prescribed by standard policy rules. Fed Chair Janet Yellen commented recently about temporarily running a "high-pressure economy" in the hope that enabling robust business activity and a tight labor market may result in an increase in the productive capacity of the economy. If this scenario materializes, it would entail unemployment dropping further, and inflation overshooting the Fed's 2% goal. This perspective, as well as the president-elect's proposed changes to fiscal policy and the likely impact to future real rates, accounts for much of the backup in long-term interest rates, although ongoing asset purchase programs by the European Central Bank (ECB) and Bank of Japan (BoJ) will likely continue to support bond prices. The monetary policy divergence will continue to support the U.S. dollar.
For the six months ended November 30, 2016, the Standard & Poor's 500® ("S&P 500") Index* returned 6.01%. The MSCI Europe-Australasia-Far East ("EAFE") Index* returned -1.25%. The return of the MSCI Emerging Markets Index* was 8.42%.
In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -0.92% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 6.43%. The return of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index* was 0.14% for the six-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	November 30, 2016
*Index Definitions
 All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM", pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS") (agency and non-agency).
The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB +/BB + or below.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.
The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China.
The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.
The Standard & Poor's ("S&P 500") Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.
The S&P/TSX Composite Index is a capitalization-weighted index. The index is designed to measure performance of the broad Canadian economy through changes in the aggregate market value of stocks representing all major industries.
The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management, or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management, or the upstream supply chain of forests and timberlands.
Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg Barclays industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2016
ENY Guggenheim Canadian Energy Income ETF
Fund Overview
The Guggenheim Canadian Energy Income ETF, NYSE Arca ticker: ENY (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P/TSX High Income Energy Index (the "Index"). The Index includes the constituent stocks of the S&P/TSX Composite Index that are classified as energy companies, according to the Global Industry Classification Standard ("GICS"), and that also meet specific yield requirements.
The Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited–whether based on net asset value ("NAV") or market price–assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 8.04%, which included an increase in market price over the period to $8.86 on November 30, 2016, from $8.33 on May 31, 2016. On an NAV basis, the Fund generated a total return of 7.42%, which included an increase in NAV over the period to $8.83 on November 30, 2016, from $8.35 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For underlying index and broad Canadian equity market comparison purposes, the underlying Index returned 8.59%, and the S&P/TSX Composite Index returned 6.28% for the six-month period ended November 30, 2016.
The Fund made quarterly distributions per share of $0.0693 on June 30, 2016 and $0.0658 on September 30, 2016.
Performance Attribution
 Since nearly all of the Fund's portfolio is invested in the energy sector, the return of this sector was the major source of the Fund's positive return for the six-month period ended November 30, 2016.
Positions that contributed the most to return included PrarieSky Royalty Ltd., which generates royalty revenues from petroleum and natural gas that are produced from its properties; Vermilion Energy, Inc., an international oil and gas producer with operations in North America, Europe, and Australia; and Suncor Energy, Inc., a Canadian integrated energy company that specializes in production of synthetic crude from oil sands (6.0%, 5.3%, and 5.9%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most included Crescent Point Energy Corp., an oil and gas company based in Calgary, Alberta; Cameco Corp., based in Saskatoon, Saskatchewan, a large publicly traded uranium company; and Pason Systems, Inc., an oilfield specialist with fully integrated drilling data solutions (4.2%, 5.0%, and 1.2%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
TAO Guggenheim China Real Estate ETF
Fund Overview
The Guggenheim China Real Estate ETF, NYSE Arca ticker: TAO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Real Estate Index (the "Index").
The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts ("REITs") which are open to foreign ownership and derive a majority of their revenues from real estate development, management, and/or ownership of property in China or the Special Administrative Regions of China, such as Hong Kong, and Macau. The Index was created by AlphaShares, LLC and is maintained by Standard & Poor's.
The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs"), and International Depositary Receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 12.37%, which included an increase in market price over the period to $21.16 on November 30, 2016, from $18.83 on May 31, 2016. On an NAV basis, the Fund generated a total return of 12.47%, which included an increase in NAV over the period to $21.28 on November 30, 2016, from $18.92 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For underlying index and market comparison purposes, the Index returned 12.92% and the MSCI China Index returned 11.56% for the six-month period ended November 30, 2016.
Performance Attribution
 Nearly all of the Fund's investments are in the financials sector. For the six-month period ended November 30, 2016, that sector was a large contributor to return.
Positions that contributed the most to the Fund's return included Wharf Holdings Ltd., which operates businesses in property investment and development, and communications, media, and entertainment; Link Real Estate Investment Trust, a retail-focused REIT; and Country Garden Holdings Co. Ltd., a property development company based in Guangdong Province, China (6.5%, 5.9%, and 3.2%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Swire Pacific Ltd.—Class A, a London-based conglomerate that operates in the property development, aviation, beverage, and marine services industries; China New City Commercial Development Ltd., a commercial property developer, owner, and operator with a focus on developing integrated commercial complexes in sub-city centers of second-tier cities in the Yangtze River Delta Region; and Swire Pacific Ltd.—Class B, a London-based conglomerate that operates in the property development, aviation, beverage, and marine services industries (3.7%, 0.1%, and 1.2%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF
Fund Overview
The Guggenheim China Small Cap ETF, NYSE Arca ticker: HAO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Small Cap Index (the "Index").
The Index is designed to measure and monitor the performance of publicly traded mainland China-based small-capitalization companies. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. For inclusion in the Index, AlphaShares defines small-capitalization companies as those companies with a maximum $1.5 billion float-adjusted market capitalization.
The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs"), and International Depositary receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 9.98%, which included an increase in market price over the period to $24.24 on November 30, 2016, from $22.04 on May 31, 2016. On an NAV basis, the Fund generated a total return of 10.15%, which included an increase in NAV over the period to $24.30 on November 30, 2016, from $22.06 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For underlying index and broad market comparison purposes, the Index returned 10.25% and the MSCI China Index returned 11.56% for the six-month period ended November 30, 2016.
Performance Attribution
 For the six-month period ended November 30, 2016, all sectors contributed to return. The materials sector was the largest contributor, followed by the real estate sector. The telecommunications services sector contributed least.
Positions that contributed the most to the Fund's return included Sunny Optical Technology Group Company Ltd., which designs and manufactures optical and optical related products; TAL Education Group ADR—Class A, which provides K-12 after-school tutoring services in China; and Fullshare Holdings Ltd., a Hong Kong-based investment holding company engaged in property, building, investment and healthcare businesses (1.7%, 1.7%, and 1.5%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included 58.com, Inc. ADR—Class A, which operates the largest online marketplace serving local merchants and consumers in China; Tech Pro Technology Development Ltd., an investment holding company principally engaged in the manufacture and sale of Light Emitting Diode (LED) lighting products and accessories; and Fang Holdings Ltd., ADR—Class A, a leading real estate Internet portal in China (1.4%, 0.1%, and 0.4%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
FRN Guggenheim Frontier Markets ETF
Fund Overview
The Guggenheim Frontier Markets ETF, NYSE Arca ticker: FRN (the "Fund"), seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the BNY Mellon New Frontier Index (the "Index").
The Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and local securities of certain countries that are represented in the Index. The Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange ("LSE"), and ordinary share classes of equity securities listed on exchanges in Frontier Market countries.
The Bank of New York Mellon, the Fund's Index provider ("BNY Mellon" or the "Index Provider"), categorizes countries as "Frontier Market" based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure, and social inequalities. These countries currently are: Argentina, Cyprus, France, Kazakhstan, Kenya, Kuwait, Morocco, Nigeria, Oman, Pakistan, Panama, Romania, United Kingdom, United States and Vietnam.
The universe of potential Index constituents includes all liquid ADRs, GDRs, and ordinary shares which meet certain criteria with respect to trading volume and market capitalization. Potential Index constituents include securities with free-float market capitalizations greater than $250 million, which may include securities of all categories of market capitalizations, as defined by the Index Provider. The Fund also may invest directly in other exchange-traded funds ("ETFs") that provide exposure to securities similar to those securities in which the Fund may directly invest.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 3.09%, which included an increase in market price over the period to $11.68 on November 30, 2016, from $11.33 on May 31, 2016. On an NAV basis, the Fund generated a total return of 2.00%, which included an increase in NAV over the period to $11.71 on November 30, 2016, from $11.48 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
The Index returned 2.88% and the MSCI Emerging Markets Index returned 8.42% for the six-month period ended November 30, 2016.
Performance Attribution
 For the six-month period ended November 30, 2016, the industrials sector was the largest contributor to return, followed by the materials sector. The financials sector detracted the most from the Fund's return, followed by the consumer staples sector.
Positions that contributed the most to the Fund's return included Copa Holdings, S.A.—Class A, which provides international airline passenger and cargo service; KAZ Minerals plc, a copper company focused on large scale, low cost open pit mining in Kazakhstan; and MercadoLibre, Inc. an Argentine online marketplace dedicated to e-commerce and online auctions (5.5%, 2.4%, and 3.8%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Zenith Bank plc, a Nigerian multinational financial services provider; Nigerian Breweries plc, a large brewing company that serves the Nigerian market and exports to other parts of West Africa; and Guaranty Trust Bank plc, a Nigerian multinational financial institution that offers online/Internet banking, retail banking, corporate banking, investment banking, and asset-management services (2.5%, 3.3%, and 4.2%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF
Fund Overview
The Guggenheim International Multi-Asset Income ETF, NYSE Arca ticker: HGI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks International Multi-Asset Income Index (the "Index").
The Index is comprised of approximately 150 securities selected, based on investment and other criteria, from a universe of international companies, global real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), Canadian royalty trusts, and American Depositary Receipts ("ADRs") of emerging market companies and U.S. listed closed-end funds that invest in international companies, and at all times is comprised of at least 40% non-U.S. securities. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc.
The Fund will invest at least 90% of its total assets in securities that comprise the Index and underlying securities representing the ADRs included in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 3.83%, which included an increase in market price over the period to $14.95 on November 30, 2016, from $14.66 on May 31, 2016. On an NAV basis, the Fund generated a total return of 3.40%, which included an increase in NAV over the period to $14.98 on November 30, 2016, from $14.75 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For underlying index and broad market comparison purposes, the Index returned 3.42% and the MSCI EAFE Index returned -1.25% for the six-month period ended November 30, 2016.
The Fund made quarterly distributions per share of $0.1289 on June 30, 2016 and $0.1390 on September 30, 2016.
Performance Attribution
 For the six-month period ended November 30, 2016, the energy sector was the largest contributor to return, followed by the financials sector. The telecommunications services sector detracted the most from the Fund's return, followed by the consumer staples sector.
Positions that contributed the most to the Fund's return included Devon Energy Corp., an independent natural gas, natural gas liquids, and petroleum producer focused on onshore exploration and production in North America; Anadarko Petroleum Corp., a petroleum and natural gas exploration and production company headquartered in The Woodlands, Texas; and China State Construction International Holdings Ltd., a large construction contractor in Hong Kong, mostly from the projects in the government, public organizations, and large private corporations (1.3%, 1.4%, and 1.5%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included PLDT, Inc. ADR, the largest telecommunications and digital services company in the Philippines; Crescent Point Energy Corp., an oil and gas company based in Calgary, Alberta, Canada; and Man Group plc, an alternative investment management business initially founded as a sugar cooperage and brokerage in 1783 (1.2%, 0.8%, and 0.6%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
CUT Guggenheim MSCI Global Timber ETF
Fund Overview
The Guggenheim MSCI Global Timber ETF, NYSE Arca ticker: CUT (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the MSCI ACWI IMI Timber Select Capped Index (the "Index"). Prior to May 20, 2016, the Fund sought investment results that corresponded generally to the performance of the Beacon Global Timber Index. The Fund's name was also changed on May 20, 2016, to reflect use of the new index.
The MSCI ACWI IMI Timber Select Capped Index is designed to measure the performance of securities that are engaged in the ownership and management of forests and timberlands and production of finished products which use timber as raw material. These companies include companies that produce forest products, paper products and paper packaging products, and real estate investment trusts ("REITs") that own and/or manage timberland. Index constituents must be constituents of the MSCI ACWI Investable Market Index, a rules-based index that measures equity market performance of developed and emerging markets.
The Fund will invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 5.60%, which included an increase in market price over the period to $24.91 on November 30, 2016, from $23.59 on May 31, 2016. On an NAV basis, the Fund generated a total return of 5.16%, which included an increase in NAV over the period to $24.85 on November 30, 2016, from $23.63 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
The MSCI ACWI IMI Timber Select Capped Index returned 5.17% for the six-month period ended November 30, 2016. The S&P Global Timber and Forestry Index returned 8.79%; and the MSCI World Index returned 3.15%. The STOXX® Europe TMI (Total Market Index) Forestry & Paper Index returned 11.97%. It is a market-capitalization weighted index of all companies in the Forestry & Paper sector of the STOXX Europe TMI.
Performance Attribution
 Most of the Fund's portfolio is invested in the materials sector, and it was the major contributor to the Fund's return for the six-month period ended November 30, 2016. The Fund also has positions in the financials sector, which contributed to return for the period.
Positions that contributed the most to the Fund's return included WestRock Co., an American corrugated packaging company; Packaging Corporation of America, a manufacturer of containerboard and corrugated packaging; and International Paper Co., which produces and distributes paper, packaging, and forest products, including building materials (5.1%, 4.5%, and 5.1%, respectively, of the Fund's long-term investments at period end).
Positions detracting the most from the Fund's return included Smurfit Kappa Group plc, a European corrugated packaging company; Amcor Ltd., an Australian-based multinational packaging company; and DS Smith plc, a British-based international packaging business (3.0%, 4.9%, and 2.6%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
SEA Guggenheim Shipping ETF
Fund Overview
The Guggenheim Shipping ETF, NYSE Arca ticker: SEA (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Dow Jones Global Shipping IndexSM (the "Index").
The Index is designed to measure the performance of high-dividend paying companies in the global shipping industry. CME Group Index Services, LLC (the "Index Provider") uses a rules-based methodology to rank companies by yield that are involved in the shipping industry globally that primarily transport goods and materials. The Index Provider considers a company to be in the shipping industry if its revenues are derived primarily from shipping activities (excluding companies solely involved in transporting passengers). The Index Provider determines whether a company is "high-dividend paying" by ranking it relative to other companies in the shipping industry based upon indicated annual yield (most recent distribution annualized and divided by the current share price). The companies in the Index may be located in any country, including those classified as emerging markets.
The Fund will at all times invest at least 90% of its total assets in common stock, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and master limited partnerships ("MLPs") that comprise the Index and the underlying stocks of the ADRs and GDRs in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of -5.22%, which included a decrease in market price over the period to $10.87 on November 30, 2016, from $12.00 on May 31, 2016. On an NAV basis, the Fund generated a total return of -5.96%, which included a decrease in NAV over the period to $10.79 on November 30, 2016, from $12.01 on May 31, 2016. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For underlying index and broad market comparison purposes, the Index returned -6.58% and the MSCI World Index returned 3.15% for the six-month period ended November 30, 2016.
The Fund made quarterly distributions per share of $0.3503 on June 30, 2016 and $0.1603 on September 30, 2016.
Performance Attribution
 Most of the Fund's portfolio is invested in the energy and the industrials sectors; both were detractors from return for the period.
Positions that contributed most to the Fund's return included Golar LNG Partners LP, which owns and operates floating storage and regasification units and LNG carriers; GasLog Partners LP, an owner, operator, and manager of liquefied natural gas carriers; and Matson, Inc., a leading U.S. carrier in the Pacific (4.2%, 2.8%, and 4.9%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Nordic American Tankers Ltd., which owns 33 crude oil tankers; Seaspan Corp., an independent owner and manager of containerships; and Avance Gas Holding Ltd., which operates a modern fleet of 14 large gas carrier vessels (3.5%, 2.1%, and 3.9%, respectively, of the Fund's long-term investments at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

RISKS AND OTHER CONSIDERATIONS (Unaudited)	November 30, 2016
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.
Equity Risk: The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.
Foreign Investment Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.
Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.
Non-Correlation Risk: Each Fund's return may not match the return of its Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in its Index. The Funds may not be fully invested at times. If the Funds utilize a sampling approach or futures or other derivative positions, their return may not correlate with the Index return, as would be the case if they purchased all of the stocks with the same weightings as its Index.
Passive Management Risk: The Funds are not "actively" managed. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.
Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Industry Risk: If its Index is comprised of issuers in a particular industry or sector, a Fund would therefore be focused in that industry or sector. Accordingly, that Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Emerging Markets Risk (excluding CUT, FRN, HGI, TAO, HAO and SEA): Investment in securities of issuers based in developing or "emerging markets" countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.
Canadian Risk (ENY and HGI): Investing in Canadian royalty trusts and stocks listed on the TSX are subject to: Commodity Exposure Risk, Reliance on Exports Risk, U.S. Economic Risk and Structural Risk (Political Risk).
Master Limited Partnership (MLP) Risk (FRN, SEA and HGI): Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.
China Investment Risk (HAO and TAO): Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.
REIT Risk (HGI and TAO): Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.
Risks of Investing In Other Investment Companies (HGI): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values.
Risks of Investing in Frontier Securities (FRN): Investment in securities in emerging markets countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risk of investing in emerging markets countries are magnified in frontier countries.
As of the date of this report, a significant percentage of the BNY Mellon New Frontier Index is comprised of securities of companies from Chile, Columbia and Argentina. To the extent that the Index is focused on securities of any one country, including Chile, Columbia or Argentina, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.
Securities Lending Risk: Although each Fund will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2016
ENY Guggenheim Canadian Energy Income ETF

Fund Statistics
Share Price	$8.86
Net Asset Value	$8.83
Premium to NAV	0.34%
Net Assets ($000)	$28,881

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
					Since
	Six Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(07/03/07)
Guggenheim Canadian
Energy Income ETF
NAV	7.42%	18.74%	-12.62%	-9.21%	-7.17%
Market	8.04%	19.92%	-12.55%	-9.02%	-7.14%
Sustainable Canadian
Energy Income
Index S&P/TSX/
Canadian High
Income Energy
Index[1]	8.59%	20.57%	-11.51%	-8.73%	-6.08%
S&P/TSX
Composite
Index	6.28%	14.97%	-0.82%	1.77%	1.15%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.
The S&P/TSX Composite is the headline index for the Canadian equity market. It is the broadest in the S&P/TSX family and is the basis for multiple sub-indices. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.87%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.90%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Energy	95.0%
Basic Materials	5.0%
Total Common Stocks	100.0%
Securities Lending Collateral	23.3%
Total Investments	123.3%
Other Assets & Liabilities, net	-23.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
PrairieSky Royalty Ltd.	6.0%
Suncor Energy, Inc.	5.9%
Canadian Natural Resources Ltd.	5.4%
Vermilion Energy, Inc.	5.3%
TransCanada Corp.	5.2%
ARC Resources Ltd.	5.0%
Cameco Corp.	5.0%
Pembina Pipeline Corp.	4.9%
Inter Pipeline Ltd.	4.7%
Enbridge, Inc.	4.7%
Top Ten Total	52.1%
"Ten Largest Holdings" excludes any temporary cash investments.

[1]
Benchmark returns reflect the blended return of the Sustainable Canadian Energy Income Index from 7/3/07 - 7/31/13 and the return of the S&P/TSX Canadian High Income Energy Index, net of foreign withholding taxes, from 8/1/13 - 11/30/16.

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
ENY Guggenheim Canadian Energy Income ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
TAO Guggenheim China Real Estate ETF

Fund Statistics
Share Price	$21.16
Net Asset Value	$21.28
Discount to NAV	-0.56%
Net Assets ($000)	$52,341

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
					Since
	Six Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(12/18/07)
Guggenheim China
Real Estate ETF
NAV	12.47%	8.87%	3.14%	10.90%	1.23%
Market	12.37%	8.33%	2.94%	9.76%	1.16%
AlphaShares China
Real Estate
Index	12.92%	9.81%	3.63%	11.45%	1.93%
MSCI China
Index	11.56%	3.83%	0.37%	6.42%	-0.45%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $23.50 per share for share price returns or initial net asset value (NAV) of $23.50 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.15%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.94%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Financial	86.2%
Diversified	12.5%
Consumer, Cyclical	0.8%
Total Common Stocks	99.5%
Securities Lending Collateral	0.9%
Total Investments	100.4%
Other Assets & Liabilities, net	-0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Wharf Holdings Ltd.	6.4%
Link REIT	5.9%
Sun Hung Kai Properties Ltd.	5.5%
Cheung Kong Property Holdings Ltd.	5.3%
Henderson Land Development Company Ltd.	4.9%
Hongkong Land Holdings Ltd.	4.7%
China Resources Land Ltd.	4.6%
China Overseas Land & Investment Ltd.	4.4%
New World Development Company Ltd.	4.3%
Swire Pacific Ltd. — Class A	3.7%
Top Ten Total	49.7%
"Ten Largest Holdings" excludes any temporary cash investments.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF

Fund Statistics
Share Price	$24.24
Net Asset Value	$24.30
Discount to NAV	-0.25%
Net Assets ($000)	$99,631

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
					Since
	Six Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(01/30/08)
Guggenheim China
Small Cap ETF
NAV	10.15%	-0.46%	-0.66%	6.07%	1.67%
Market	9.98%	-1.10%	-1.01%	4.67%	1.64%
AlphaShares
China Small
Cap Index	10.25%	-0.02%	-2.88%	5.11%	1.61%
MSCI China
Index	11.56%	3.83%	0.37%	6.42%	1.10%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.87%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.75% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.91%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Financial	18.8%
Consumer, Cyclical	17.4%
Consumer, Non-cyclical	17.0%
Industrial	17.0%
Basic Materials	8.5%
Communications	7.3%
Technology	5.4%
Other	8.5%
Total Long-Term Investments	99.9%
Securities Lending Collateral	8.1%
Total Investments	108.0%
Other Assets & Liabilities, net	-8.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
TAL Education Group ADR	1.7%
Sunny Optical Technology Group Company Ltd.	1.7%
Fullshare Holdings Ltd.	1.5%
58.com, Inc. ADR	1.4%
Minth Group Ltd.	1.1%
Weibo Corp. ADR	1.0%
Far East Horizon Ltd.	1.0%
TravelSky Technology Ltd. — Class H	1.0%
Zijin Mining Group Company Ltd. — Class H	1.0%
Kingboard Chemical Holdings Ltd.	0.9%
Top Ten Total	12.3%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
FRN Guggenheim Frontier Markets ETF

Fund Statistics
Share Price	$11.68
Net Asset Value	$11.71
Discount to NAV	-0.26%
Net Assets ($000)	$38,519

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
					Since
	Six Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/12/08)
Guggenheim Frontier
Markets ETF
NAV	2.00%	7.58%	-9.15%	-6.44%	-6.13%
Market	3.09%	7.80%	-9.35%	-6.33%	-6.16%
BNY Mellon
New Frontier
Index	2.88%	7.68%	-7.43%	-5.22%	-5.05%
MSCI Emerging
Markets
Index	8.42%	8.47%	-3.10%	0.99%	-0.77%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.28%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.19%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Country Diversification
% of Long-Term
Country	Investments
Kuwait	16.3%
Morocco	10.2%
Pakistan	10.0%
Nigeria	10.0%
Vietnam	9.3%
Kenya	8.9%
Argentina	8.6%
Panama	5.5%
Other	21.2%
Total Long-Term Investments	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Copa Holdings S.A. — Class A	5.4%
National Bank of Kuwait SAKP	5.1%
Guaranty Trust Bank plc	4.2%
Attijariwafa Bank	3.9%
Safaricom Ltd.	3.9%
Kuwait Finance House KSCP	3.8%
MercadoLibre, Inc.	3.8%
Banca Transilvania S.A.	3.4%
Nigerian Breweries plc	3.3%
Mobile Telecommunications Company KSC	3.1%
Top Ten Total	39.9%
"Ten Largest Holdings" excludes any temporary cash investments.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF

Fund Statistics
Share Price	$14.95
Net Asset Value	$14.98
Discount to NAV	-0.20%
Net Assets ($000)	$16,479

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(07/11/07)
Guggenheim
International
Multi-Asset
Income ETF
NAV	3.40%	3.02%	-3.11%	2.13%	-1.17%
Market	3.83%	3.17%	-3.13%	1.90%	-1.19%
Zacks International
Multi-Asset
Income
Index	3.42%	3.00%	-3.12%	2.20%	-0.84%
MSCI EAFE
Index	-1.25%	-3.66%	-2.22%	5.62%	-0.86%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.13%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.27%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Country Diversification
% of Long-Term
Country	Investments
United States	18.9%
Japan	12.4%
United Kingdom	8.3%
France	6.1%
China	5.8%
Netherlands	4.8%
Hong Kong	4.4%
Other	39.3%
Total Long-Term Investments	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Huaneng Power International, Inc. ADR	2.8%
Braskem S.A. ADR	1.5%
Apache Corp.	1.5%
China State Construction International Holdings Ltd.	1.5%
Anadarko Petroleum Corp.	1.4%
Murphy Oil Corp.	1.4%
Randstad Holding N.V.	1.4%
China Petroleum & Chemical Corp. ADR	1.3%
Euronav N.V.	1.3%
EOG Resources, Inc.	1.3%
Top Ten Total	15.4%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF (continued)

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
CUT Guggenheim MSCI Global Timber ETF

Fund Statistics
Share Price	$24.91
Net Asset Value	$24.85
Premium to NAV	0.24%
Net Assets ($000)	$180,167

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016

	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(11/09/07)
Guggenheim MSCI
Global Timber ETF
NAV	5.16%	-0.80%	1.38%	10.12%	1.76%
Market	5.60%	-0.44%	1.45%	10.01%	1.78%
MSCI ACWI IMI Timber
Select Capped
Index/Beacon
Global Timber
Index[1]	5.17%	-1.65%	1.67%	10.66%	2.87%
MSCI World
Index	3.15%	3.15%	3.71%	9.88%	2.76%
S&P Global Timber &
Forestry
Index	8.79%	3.24%	3.11%	9.52%	0.58%
STOXX Europe Total
Market Forestry &
Paper
Index	11.97%	4.14%	9.81%	18.14%	3.42%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.91 per share for share price returns or initial net asset value (NAV) of $24.91 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.
The STOXX® Europe TMI Forestry & Paper is a market capitalization weighted index of all companies in the Forestry & Paper sector of the STOXX Europe TMI index. Using the market standard ICB (Industry Classification Benchmark), companies with primary revenue sources from the Forestry & Paper sector are selected from the STOXX Europe TMI universe, which covers 95 percent of the free float market capitalization across 18 Western European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom).
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.75%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.58% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.70%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.55% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.55%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Investments:
Basic Materials	49.7%
Industrial	38.3%
Financial	7.9%
Consumer, Non-cyclical	3.7%
Total Long-Term Investments	99.6%
Securities Lending Collateral	1.3%
Total Investments	100.9%
Other Assets & Liabilities, net	(0.9)%
Net Assets	100.0%

[1]	Benchmark returns reflect the blended return of the Beacon Global Timber Index from 11/09/07 – 5/19/16 and the return of the MSCI ACWI IMI Timber Select Capped Index from 5/20/16 – 11/30/16.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
CUT Guggenheim MSCI Global Timber ETF (continued)

Ten Largest Holdings
(% of Total Net Assets)
WestRock Co.	5.1%
UPM-Kymmene Oyj	5.1%
International Paper Co.	5.1%
Weyerhaeuser Co.	4.9%
Sealed Air Corp.	4.9%
Amcor Ltd.	4.9%
Packaging Corporation of America	4.5%
Mondi plc	4.2%
Avery Dennison Corp.	3.6%
Sonoco Products Co.	3.1%
Top Ten Total	45.4%
"Ten Largest Holdings" excludes any temporary cash investments.

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
SEA Guggenheim Shipping ETF

Fund Statistics
Share Price	$10.87
Net Asset Value	$10.79
Premium to NAV	0.74%
Net Assets ($000)	$63,672

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(06/11/10)
Guggenheim Shipping ETF
NAV	-5.96%	-21.25%	-13.67%	-0.46%	-8.65%
Market	-5.22%	-20.71%	-13.48%	-0.76%	-8.55%
Dow Jones Global Shipping
IndexSM	-6.58%	-22.79%	-14.40%	N/A	N/A
Delta Global Shipping Index/
Dow Jones Global
Shipping
IndexSM,1	-6.58%	-22.79%	-14.40%	-1.01%	-8.93%
MSCI World
Index	3.15%	3.15%	3.71%	9.88%	9.67%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.96 per share for share price returns or initial net asset value (NAV) of $25.96 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Industrial	91.0%
Consumer, Non-cyclical	5.1%
Energy	3.5%
Total Long-Term Investments	99.6%
Securities Lending Collateral	28.7%
Total Investments	128.3%
Other Assets & Liabilities, net	-28.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
AP Moller - Maersk A/S — Class B	17.7%
Nippon Yusen K.K.	7.9%
Kawasaki Kisen Kaisha Ltd.	5.6%
COSCO SHIPPING Ports Ltd.	5.1%
Matson, Inc.	4.9%
Golar LNG Partners, LP	4.2%
Avance Gas Holding Ltd.	3.9%
Teekay LNG Partners, LP	3.9%
GasLog Ltd.	3.5%
Sembcorp Marine Ltd.	3.5%
Top Ten Total	60.2%
"Ten Largest Holdings" excludes any temporary cash investments.

[1]	The benchmark return reflects the blended return of the Delta Global Shipping Index from 6/11/10 - 7/26/11 and the return of the Dow Jones Global Shipping IndexSM from 7/27/11 - 11/30/16.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
SEA Guggenheim Shipping ETF (continued)

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	November 30, 2016
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning May 31, 2016 and ending November 30, 2016.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio[1]	Fund Return	May 31, 2016	November 30, 2016	During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Canadian Energy Income ETF	0.70%	7.42%	$1,000.00	$1,074.17	$3.64
Guggenheim China Real Estate ETF	0.70%	12.47%	1,000.00	1,124.73	3.73
Guggenheim China Small Cap ETF	0.75%	10.15%	1,000.00	1,101.54	3.95
Guggenheim Frontier Markets ETF	0.70%	2.00%	1,000.00	1,020.03	3.54
Guggenheim International Multi-Asset Income ETF	0.70%	3.40%	1,000.00	1,034.02	3.57
Guggenheim MSCI Global Timber ETF	0.58%	5.16%	1,000.00	1,051.63	2.98
Guggenheim Shipping ETF	0.65%	-5.96%	1,000.00	940.45	3.16

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited) continued	November 30, 2016

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio[1]	Fund Return	May 31, 2016	November 30, 2016	During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Canadian Energy Income ETF	0.70%	5.00%	$1,000.00	$1,021.56	$3.55
Guggenheim China Real Estate ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim China Small Cap ETF	0.75%	5.00%	1,000.00	1,021.31	3.80
Guggenheim Frontier Markets ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim International Multi-Asset Income ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim MSCI Global Timber ETF	0.58%	5.00%	1,000.00	1,022.16	2.94
Guggenheim Shipping ETF	0.65%	5.00%	1,000.00	1,021.81	3.29

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period May 31, 2016 to November 30, 2016.

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016
ENY Guggenheim Canadian Energy Income ETF

	Shares	Value
COMMON STOCKS† - 100.0%
Canada – 100.0%
PrairieSky Royalty Ltd.[1]	70,559	$1,720,682
Suncor Energy, Inc.[1]	53,522	1,702,864
Canadian Natural Resources Ltd.	46,112	1,554,557
Vermilion Energy, Inc.	38,030	1,541,168
TransCanada Corp.	33,630	1,508,924
ARC Resources Ltd.[1]	82,685	1,446,342
Cameco Corp.	156,625	1,439,748
Pembina Pipeline Corp.	47,909	1,406,343
Inter Pipeline Ltd.	66,922	1,359,244
Enbridge, Inc.[1]	32,321	1,358,126
AltaGas Ltd.[1]	55,594	1,349,538
Whitecap Resources, Inc.	145,594	1,296,118
Keyera Corp.	44,927	1,290,072
Peyto Exploration & Development Corp.	49,899	1,226,879
Crescent Point Energy Corp.	94,518	1,202,036
Veresen, Inc.[1]	123,501	1,133,424
Enbridge Income Fund Holdings, Inc.[1]	39,073	992,372
Parkland Fuel Corp.	37,718	782,074
Gibson Energy, Inc.	55,853	758,082
ShawCor Ltd.	25,529	627,118
Mullen Group Ltd.	41,132	548,794
Secure Energy Services, Inc.	62,979	446,371
Enerflex Ltd.	35,021	444,339
Freehold Royalties Ltd.[1]	37,147	368,542
Pason Systems, Inc.	29,198	346,137
Ensign Energy Services, Inc.	49,511	338,395
TORC Oil & Gas Ltd.	50,200	313,983
Bonterra Energy Corp.	9,779	192,656
Surge Energy, Inc.	87,635	182,491
Total Canada		28,877,419
Total Common Stocks
(Cost $32,157,382)		28,877,419

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 23.3%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27%
due 12/01/16	$1,568,463	$1,568,463
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28%
due 12/01/16	1,568,463	1,568,463
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29%
due 12/01/16	1,568,463	1,568,463
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued
11/30/16 at 0.26% due 12/01/16	1,022,551	1,022,551
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	1,009,228	1,009,228
Total Securities Lending Collateral
(Cost $6,737,168)		6,737,168
Total Investments - 123.3%
(Cost $38,894,550)		$35,614,587
Other Assets & Liabilities, net - (23.3)%		(6,733,572)
Total Net Assets - 100.0%		$28,881,015

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

Country Diversification
% of Long-Term
Country	Investments
Canada	100.0%

Currency Denomination
% of Common
Currency	Stocks
Canadian Dollar	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$28,877,419	$—	$—	$28,877,419
Securities Lending
Collateral	—	6,737,168	—	6,737,168
Total	$28,877,419	$6,737,168	$—	$35,614,587
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
TAO Guggenheim China Real Estate ETF

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 86.2%
Link REIT	448,136	$3,085,155
Sun Hung Kai Properties Ltd.	221,195	2,894,457
Cheung Kong Property Holdings Ltd.	408,000	2,793,061
Henderson Land Development Company Ltd.	463,782	2,562,067
Hongkong Land Holdings Ltd.	385,600	2,471,696
China Resources Land Ltd.	980,513	2,381,552
China Overseas Land & Investment Ltd.	796,992	2,301,589
New World Development Company Ltd.	1,999,648	2,227,374
Sino Land Company Ltd.	1,131,474	1,779,632
Wheelock & Company Ltd.	297,149	1,766,042
Hang Lung Properties Ltd.	771,934	1,739,592
Country Garden Holdings Company Ltd.	3,003,559	1,680,551
China Vanke Company Ltd. — Class H	493,691	1,514,809
Swire Properties Ltd.	395,196	1,194,761
Hang Lung Group Ltd.	319,415	1,173,616
Fullshare Holdings Ltd.[1]	2,176,268	1,158,746
Hysan Development Company Ltd. — Class A	229,495	1,011,871
China Evergrande Group[1]	1,335,822	912,747
Kerry Properties Ltd.	226,631	648,632
Fortune Real Estate Investment Trust	509,536	601,722
Longfor Properties Company Ltd.	461,631	593,357
Shimao Property Holdings Ltd.	441,297	576,892
Sunac China Holdings Ltd.	679,122	515,690
Shenzhen Investment Ltd.	1,112,113	484,609
Guangzhou R&F Properties Company Ltd. — Class H1	379,908	482,927
Sino-Ocean Group Holding Ltd.	1,129,652	482,057
Champion REIT	801,224	455,532
China Jinmao Holdings Group Ltd.	1,564,713	419,589
Great Eagle Holdings Ltd.	89,799	397,671
SOHO China Ltd.	705,219	373,673
Yuexiu Property Company Ltd.	2,335,617	346,278
Chinese Estates Holdings Ltd.	177,886	329,323
Shui On Land Ltd.	1,297,758	307,849
Agile Group Holdings Ltd.	541,470	302,963
CIFI Holdings Group Company Ltd.	1,004,000	297,706
KWG Property Holding Ltd.	506,847	284,898
China South City Holdings Ltd.	1,199,549	278,366
Yanlord Land Group Ltd.	249,263	241,015
Sunlight Real Estate Investment Trust	383,044	229,629
Poly Property Group Company Ltd.[1]	731,177	228,120
Hopson Development Holdings Ltd.	245,031	224,288
Yuexiu Real Estate Investment Trust	395,335	221,198
K Wah International Holdings Ltd.	417,102	214,556
Joy City Property Ltd.	1,346,000	201,293
Greentown China Holdings Ltd.	226,573	186,361
Glorious Property Holdings Ltd.*	1,050,300	158,425
Renhe Commercial Holdings Company Ltd.*,1	6,109,929	157,540
China Overseas Grand Oceans Group Ltd.	336,416	125,343
Tian An China Investment Company Ltd.	195,427	108,841
Total Financial		45,125,661

Diversified - 12.5%
Wharf Holdings Ltd.	454,306	3,367,768
Swire Pacific Ltd. — Class A	192,894	1,921,069
Swire Pacific Ltd. — Class B	357,685	628,986
Goldin Properties Holdings Ltd.*,1	485,506	372,424
Carnival Group International Holdings Ltd.*,1	2,037,945	246,971
Total Diversified		6,537,218

Consumer, Cyclical - 0.8%
Red Star Macalline Group Corporation Ltd. — Class H2	400,078	391,998
China New City Commercial Development Ltd.*	180,047	50,370
Total Consumer, Cyclical		442,368
Total Common Stocks
(Cost $56,250,375)		52,105,247

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Joint Repurchase Agreements
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29%
due 12/01/16	$250,000	$250,000
HSBC Securities (USA), Inc. issued 11/30/16 at 0.26%
due 12/01/16	128,798	128,798
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	66,660	66,660
Total Securities Lending Collateral
(Cost $445,458)		445,458
Total Investments - 100.4%
(Cost $56,695,833)		$52,550,705
Other Assets & Liabilities, net - (0.4)%		(209,777)
Total Net Assets - 100.0%		$52,340,928

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $391,998 (cost $426,474), or 0.7% of total net assets.

3	Securities lending collateral — See Note 2.

REIT	Real Estate Investment Trust
See Sector Classification in Supplemental Information section.

See notes to financial statements.
28 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
TAO Guggenheim China Real Estate ETF continued

Country Diversification
% of Long-Term
Country	Investments
China	98.4%
Singapore	1.6%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	94.8%
United States Dollar	4.7%
Singapore Dollar	0.5%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$52,105,247	$—	$—	$52,105,247
Securities Lending
Collateral	—	445,458	—	445,458
Total	$52,105,247	$445,458	$—	$52,550,705
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 18.8%
Fullshare Holdings Ltd.[1]	2,753,303	$1,465,987
Far East Horizon Ltd.	1,105,382	998,979
China Everbright Ltd.	407,894	823,502
Chongqing Rural Commercial Bank Company Ltd. — Class H	1,213,572	757,245
Credit China Fintech Holdings Ltd.*,1	6,802,820	736,706
Sunac China Holdings Ltd.[1]	870,507	661,018
Shenzhen Investment Ltd.	1,441,212	628,016
Guangzhou R&F Properties Company Ltd. — Class H1	490,280	623,228
Shanghai Industrial Holdings Ltd.	219,930	619,529
China Jinmao Holdings Group Ltd.*	1,992,129	534,203
Zall Group Ltd.*,1	821,667	515,882
SOHO China Ltd.	903,990	478,995
Guotai Junan International Holdings Ltd.[1]	1,175,279	468,193
Yuexiu Property Company Ltd.	2,995,011	444,040
Harbin Bank Company Ltd. — Class H2	1,459,985	436,679
Huishang Bank Corporation Ltd. — Class H	793,000	401,783
Shui On Land Ltd.	1,666,642	395,354
Agile Group Holdings Ltd.	700,452	391,917
CIFI Holdings Group Company Ltd.	1,295,753	384,216
KWG Property Holding Ltd.	648,816	364,698
China South City Holdings Ltd.	1,547,464	359,103
Yanlord Land Group Ltd.	330,678	319,735
Central China Securities Company Ltd. — Class H	536,121	316,559
Shengjing Bank Company Ltd. — Class H2	305,291	314,082
Poly Property Group Company Ltd.*,1	958,764	299,125
Hopson Development Holdings Ltd.	314,043	287,457
Noah Holdings Ltd. ADR*,1	11,385	279,957
Joy City Property Ltd.	1,719,118	257,093
Logan Property Holdings Company Ltd.	626,748	256,948
Greentown China Holdings Ltd.*	292,492	240,581
China SCE Property Holdings Ltd.	716,589	237,426
Yuzhou Properties Company Ltd.	603,704	219,482
Bank of Chongqing Company Ltd. — Class H	252,314	210,461
Renhe Commercial Holdings Company Ltd.*,1	7,855,877	202,559
Glorious Property Holdings Ltd.*	1,293,023	195,037
Shanghai Industrial Urban Development Group Ltd.[1]	688,358	191,688
Yida China Holdings Ltd.	480,261	190,082
Fanhua, Inc. ADR*,1	18,794	178,543
China Overseas Grand Oceans Group Ltd.*	439,773	163,852
Beijing Capital Land Ltd. — Class H	419,436	163,845
China Aoyuan Property Group Ltd.	695,205	160,432
Sunshine 100 China Holdings Ltd.[2]	385,141	155,910
Redco Properties Group Ltd.*,2	429,352	152,220
Future Land Development Holdings Ltd.	761,332	140,358
China Financial International Investments Ltd.*	2,237,447	122,593
Beijing Enterprises Medical & Health Group Ltd.*	2,268,864	121,390
China Overseas Property Holdings Ltd.[1]	640,000	119,639
Guorui Properties Ltd.	350,579	116,609
Colour Life Services Group Company Ltd.*	135,338	97,709
Fantasia Holdings Group Company Ltd.*	706,814	95,680
National Agricultural Holdings Ltd.*	413,558	89,572
Hydoo International Holding Ltd.	718,445	67,615
Ping An Securities Group Holdings Ltd.*	5,686,272	66,711
Wuzhou International Holdings Ltd.*	647,940	65,991
Wanda Hotel Development Company Ltd.*	671,887	64,966
Mingfa Group International Company Ltd.*,†††,3	563,025	58,250
Jun Yang Financial Holdings Ltd.*	1,103,019	29,152
Total Financial		18,738,582

Consumer, Cyclical - 17.4%
Minth Group Ltd.	335,440	1,098,435
Xinyi Glass Holdings Ltd.*	1,200,317	894,437
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	348,291	871,104
China Lodging Group Ltd. ADR	15,017	786,590
Weichai Power Company Ltd. — Class H1	468,899	755,640
Fuyao Glass Industry Group Company Ltd. — Class H1,2	244,363	743,487
Qunar Cayman Islands Ltd. ADR*	23,371	701,831
Intime Retail Group Company Ltd.	812,905	668,631
Air China Ltd. — Class H	924,741	634,246
Li Ning Company Ltd.*	791,834	582,904
Skyworth Digital Holdings Ltd.	882,832	554,284
Red Star Macalline Group Corporation Ltd. — Class H2	513,325	502,958
BAIC Motor Corporation Ltd. — Class H2	507,431	493,258
China Southern Airlines Company Ltd. — Class H	837,053	480,218
BEP International Holdings Ltd.	5,968,625	438,607
China Eastern Airlines Corporation Ltd. — Class H	764,339	371,495
Digital China Holdings Ltd.*,1	409,084	324,877
Imperial Pacific International Holdings Ltd.*	23,123,034	321,954
China Dongxiang Group Company Ltd.	1,577,723	315,274
China Travel International Investment Hong Kong Ltd.[1]	1,053,255	308,237
Golden Eagle Retail Group Ltd.	209,855	301,391
Pou Sheng International Holdings Ltd.	978,495	298,974
Zhongsheng Group Holdings Ltd.[1]	307,305	285,252
China Jicheng Holdings Ltd.*,1,2	9,281,010	227,340
Sinotruk Hong Kong Ltd.	326,836	227,114
Xinhua Winshare Publishing and Media
Company Ltd. — Class H	215,665	219,373
Xtep International Holdings Ltd.	441,147	197,919
Yestar International Holdings Company Ltd.	325,406	172,422
Shanghai Jin Jiang International Hotels
Group Co. Ltd. — Class H	606,469	168,884
500.com Ltd. ADR*,1	11,863	164,896

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF continued
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 17.4% (continued)
Hisense Kelon Electrical Holdings Company Ltd. — Class H	188,825	$164,806
Dah Chong Hong Holdings Ltd.	396,599	158,504
Haichang Ocean Park Holdings Ltd.*,2	618,633	151,535
China Harmony New Energy Auto Holding Ltd.	376,584	150,504
Neo Telemedia Ltd.*	2,802,222	144,507
China Yongda Automobiles Services Holdings Ltd.	283,048	139,761
Bosideng International Holdings Ltd.	1,447,648	136,242
China Lilang Ltd.	231,387	136,028
NewOcean Energy Holdings Ltd.	489,100	133,678
C.banner International Holdings Ltd.*	507,489	132,161
Weiqiao Textile Co. — Class H	203,642	132,057
Ajisen China Holdings Ltd.	298,447	125,048
China ZhengTong Auto Services Holdings Ltd.	414,490	123,973
Hengdeli Holdings Ltd.*	1,075,004	123,346
TCL Multimedia Technology Holdings Ltd.*	245,322	120,184
Cosmo Lady China Holdings Company Ltd.[2]	308,193	119,198
361 Degrees International Ltd.	298,735	119,006
Qingling Motors Company Ltd. — Class H	367,940	111,948
Jumei International Holding Ltd. ADR*	22,668	105,860
China Animation Characters Company Ltd.	217,744	88,988
Jinmao Hotel and Jinmao China Hotel Investments and
Management Ltd.	170,046	86,595
Kandi Technologies Group, Inc.*,1	16,357	85,056
Welling Holding Ltd.	431,641	84,585
HNA Holding Group Company Ltd.*,1	1,879,942	81,192
Springland International Holdings Ltd.	476,515	73,105
China New City Commercial Development Ltd.*	235,053	65,758
Parkson Retail Group Ltd.	475,796	49,072
Xinchen China Power Holdings Ltd.*	243,867	40,557
Cabbeen Fashion Ltd.	124,216	32,989
Universal Health International Group Holding Ltd.*	619,091	30,728
Total Consumer, Cyclical		17,359,003

Consumer, Non-cyclical - 17.0%
TAL Education Group ADR*	22,535	1,724,603
Jiangsu Expressway Company Ltd. — Class H	589,339	785,617
Zhejiang Expressway Company Ltd. — Class H	692,899	740,543
China Huishan Dairy Holdings Company Ltd.[1]	1,757,649	657,138
Shenzhen International Holdings Ltd.	444,227	654,029
Tsingtao Brewery Company Ltd. — Class H	165,582	653,221
Shandong Weigao Group Medical Polymer
Company Ltd. — Class H	908,808	628,004
Luye Pharma Group Ltd.	896,036	600,697
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	179,363	564,220
Tong Ren Tang Technologies Company Ltd. — Class H	285,884	544,741
Phoenix Healthcare Group Company Ltd.	313,830	491,987
Uni-President China Holdings Ltd.[1]	625,414	436,205
China Agri-Industries Holdings Ltd.*,1	1,064,826	428,311
China Shengmu Organic Milk Ltd.*,1,2	1,299,199	383,563
CP Pokphand Company Ltd.	3,139,042	380,409
China Modern Dairy Holdings Ltd.*,1	1,413,955	375,516
Universal Medical Financial & Technical Advisory
Services Company Ltd.[2]	348,366	335,492
Shenzhen Expressway Company Ltd. — Class H	345,905	332,230
Fu Shou Yuan International Group Ltd.	473,192	298,923
SSY Group Ltd.	866,018	291,402
Tibet Water Resources Ltd.	720,860	288,097
Biostime International Holdings Ltd.*,1	84,561	276,359
Vinda International Holdings Ltd.	139,158	264,443
Livzon Pharmaceutical Group, Inc. — Class H	40,422	260,303
Lifetech Scientific Corp.*	991,041	254,256
Guangzhou Baiyunshan Pharmaceutical Holdings
Company Ltd. — Class H	102,190	245,836
Qingdao Port International Company Ltd. — Class H2	422,267	233,545
Yuexiu Transport Infrastructure Ltd.[1]	320,665	218,279
Goodbaby International Holdings Ltd.	418,935	189,034
Dalian Port PDA Company Ltd. — Class H	1,021,317	186,971
Sichuan Expressway Company Ltd. — Class H	413,427	171,625
Microport Scientific Corp.*	219,557	164,456
United Laboratories International Holdings Ltd.*	301,630	163,324
Anhui Expressway Company Ltd. — Class H	195,615	160,393
China Foods Ltd.	359,290	156,562
Consun Pharmaceutical Group Ltd.	274,797	151,983
Sinovac Biotech Ltd*,1	24,457	149,432
China Shineway Pharmaceutical Group Ltd.	138,999	148,736
China Distance Education Holdings Ltd. ADR[1]	9,978	135,801
YuanShengTai Dairy Farm Ltd.*	1,357,784	122,533
Golden Meditech Holdings Ltd.*	916,940	118,213
Hua Han Health Industry Holdings Ltd.†††,1,3	2,279,911	117,572
Dawnrays Pharmaceutical Holdings Ltd.	186,750	114,121
Shandong Luoxin Pharmaceutical Group Stock
Company Ltd. — Class H	81,442	109,826
PW Medtech Group Ltd.*	331,197	106,746
China Yurun Food Group Ltd.*	673,751	105,971
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical
Company Ltd. — Class H	127,054	101,065
Xiamen International Port Company Ltd. — Class H	485,142	99,447
Poly Culture Group Corporation Ltd. — Class H	39,593	99,434
Shanghai Haohai Biological Technology
Company Ltd. — Class H2	18,588	91,063
Yashili International Holdings Ltd.	421,491	88,030
Harmonicare Medical Holdings Ltd.[2]	117,979	83,199

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF continued
	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 17.0% (continued)
China Beidahuang Industry Group
Holdings Ltd. — Class A*	1,396,000	$81,888
Qianhai Health Holdings Ltd.*	4,077,500	80,429
China Pioneer Pharma Holdings Ltd.	207,655	74,156
China Huiyuan Juice Group Ltd.*	192,688	74,028
Changshouhua Food Company Ltd.	115,737	59,087
Shenguan Holdings Group Ltd.	546,304	46,484
Newtree Group Holdings Ltd.*	645,608	39,536
China Animal Healthcare Ltd.*,†††,3	863,000	—
Anxin-China Holdings Ltd.*,†††,3	2,827,938	—
Total Consumer, Non-cyclical		16,939,114

Industrial - 17.0%
Sunny Optical Technology Group Company Ltd.	333,104	1,676,976
China High Speed Transmission Equipment Group Co. Ltd.	567,953	760,039
AviChina Industry & Technology Company Ltd. — Class H	1,001,650	693,451
Beijing Capital International Airport Company Ltd. — Class H*	690,192	680,702
China Communications Services Corp. Ltd. — Class H	1,154,977	680,480
Shanghai Electric Group Company Ltd. — Class H*,1	1,335,497	643,933
Haitian International Holdings Ltd.	308,063	615,598
Lee & Man Paper Manufacturing Ltd.	791,850	608,436
China Railway Signal & Communication
Corporation Ltd. — Class H2	684,922	547,468
Sinotrans Ltd. — Class H	1,035,466	517,957
Metallurgical Corporation of China Ltd. — Class H	1,403,405	502,983
BBMG Corp. — Class H	1,129,238	435,293
Hollysys Automation Technologies Ltd.*	22,920	432,271
Xinjiang Goldwind Science & Technology
Company Ltd. — Class H1	241,434	380,983
China Resources Cement Holdings Ltd.	864,640	371,198
SITC International Holdings Company Ltd.	593,204	367,089
Guangshen Railway Company Ltd. — Class H	691,650	365,591
China Lesso Group Holdings Ltd.	479,289	346,646
China International Marine Containers
Group Co. Ltd. — Class H	228,908	345,871
CT Environmental Group Ltd.††,1	1,333,989	321,603
China Zhongwang Holdings Ltd.[1]	684,193	317,547
Tianneng Power International Ltd.	349,044	311,395
China Water Affairs Group Ltd.	411,641	294,535
Zoomlion Heavy Industry Science and
Technology Company Ltd. — Class H1	637,703	293,503
Chaowei Power Holdings Ltd.	306,709	280,744
Greatview Aseptic Packaging Company Ltd.	522,235	277,389
China Machinery Engineering Corp. — Class H	407,233	266,181
Beijing Enterprises Clean Energy Group Ltd.*	7,435,178	207,048
SIIC Environment Holdings Ltd.*	445,380	194,333
Lonking Holdings Ltd.	928,582	184,360
Dongjiang Environmental Company Ltd. — Class H	98,710	176,635
China Ocean Industry Group Ltd.*	5,390,390	165,395
Harbin Electric Company Ltd. — Class H	331,187	157,126
Wasion Group Holdings Ltd.[1]	245,747	154,926
Hi Sun Technology China Ltd.*	895,143	143,100
Jiangnan Group Ltd.	897,626	138,868
CPMC Holdings Ltd.	286,878	138,693
Dongfang Electric Corporation Ltd. — Class H	167,597	138,500
Sinotrans Shipping Ltd.*	629,832	136,414
West China Cement Ltd.*	1,267,307	129,073
China National Materials Company Ltd. — Class H	529,119	127,562
China Aerospace International Holdings Ltd.	937,589	122,084
Tianjin Port Development Holdings Ltd.	755,450	119,794
Kangda International Environmental Company Ltd.[2]	464,144	119,078
China Singyes Solar Technologies Holdings Ltd.[1]	245,910	118,253
First Tractor Company Ltd. — Class H	200,490	117,089
AVIC International Holding HK Ltd.*	1,580,006	105,922
China Electronics Corporation Holdings Company Ltd.	412,343	98,346
Ozner Water International Holding Ltd.*,1,2	422,059	96,310
Tianjin Capital Environmental Protection
Group Company Ltd. — Class H	168,000	95,515
Qinhuangdao Port Company Ltd. — Class H	368,490	89,787
Sany Heavy Equipment International Holdings Company Ltd.*	450,858	78,469
Tech Pro Technology Development Ltd.*	2,469,748	65,910
EVA Precision Industrial Holdings Ltd.	588,923	65,295
Boer Power Holdings Ltd.*,1	124,496	54,571
China Huarong Energy Company Ltd.*	571,832	35,018
China Shanshui Cement Group Ltd.*,†††,3	2,598,948	—
Total Industrial		16,909,336

Basic Materials - 8.5%
Zijin Mining Group Company Ltd. — Class H	2,866,337	960,785
Kingboard Chemical Holdings Ltd.	322,841	905,261
Sinopec Shanghai Petrochemical Company Ltd. — Class H	1,688,430	888,115
Aluminum Corporation of China Ltd. — Class H*,1	1,903,894	849,268
Nine Dragons Paper Holdings Ltd.	811,141	712,146
China Hongqiao Group Ltd.[1]	666,258	618,445
China Molybdenum Co. Ltd. — Class H1	1,747,941	450,695
Huabao International Holdings Ltd.*	884,974	374,223
Zhaojin Mining Industry Company Ltd. — Class H1	401,029	365,011
Kingboard Laminates Holdings Ltd.	362,116	320,723
Angang Steel Company Ltd. — Class H*	538,155	303,883
Fufeng Group Ltd.	554,367	253,718
Maanshan Iron & Steel Company Ltd. — Class H*	855,883	225,097
Yingde Gases Group Company Ltd.	533,938	210,639
China BlueChemical Ltd. — Class H	876,575	201,157

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 8.5% (continued)
MMG Ltd.*,1	691,568	$194,365
Xingda International Holdings Ltd.	444,175	180,381
Munsun Capital Group Ltd.*	4,322,857	129,853
North Mining Shares Company Ltd. — Class C*,1	5,662,862	121,921
Sinofert Holdings Ltd.	866,484	119,528
Shougang Concord International Enterprises Company Ltd.*	2,114,763	74,976
China Hanking Holdings Ltd.*	299,666	37,474
Dongyue Group Ltd.*,†††,3	631,769	—
Total Basic Materials		8,497,664

Communications - 7.3%
58.com, Inc. ADR*,1	42,574	1,365,348
Weibo Corp. ADR*	20,306	1,041,901
Autohome, Inc. ADR*	21,710	598,762
ZTE Corp. — Class H	364,906	592,757
Cogobuy Group*,1,2	288,871	439,452
Bitauto Holdings Ltd. ADR*,1	18,253	411,605
51job, Inc. ADR*	10,862	384,189
Fang Holdings Ltd. ADR*,1	121,358	355,579
Tuniu Corp ADR*,1	33,835	307,222
BYD Electronic International Company Ltd.	305,498	271,759
21Vianet Group, Inc. ADR*,1	29,289	229,919
CITIC Telecom International Holdings Ltd.	686,755	225,771
Huayi Tencent Entertainment Company Ltd.*	3,068,998	205,743
China All Access Holdings Ltd.[1]	608,556	197,709
Coolpad Group Ltd.*	1,528,340	167,481
Comba Telecom Systems Holdings Ltd.	690,590	126,425
Wisdom Sports Group*	324,230	112,025
Renren, Inc. ADR*	42,571	81,736
V1 Group Ltd.*	1,434,429	61,027
Phoenix New Media Ltd. ADR*,1	15,528	59,938
Millennium Pacific Group Holdings Ltd.*	707,686	12,317
Total Communications		7,248,665

Technology - 5.4%
TravelSky Technology Ltd. — Class H	465,856	976,558
Kingsoft Corporation Ltd.[1]	352,604	791,883
Momo, Inc. ADR*,1	34,695	746,810
Chinasoft International Ltd.*	929,390	463,697
NetDragon Websoft Holdings Ltd.[1]	138,518	437,520
Kingdee International Software Group Company Ltd.*,1	919,464	398,290
AGTech Holdings Ltd.*,1	1,412,868	273,224
Leyou Technologies Holdings Ltd.*	1,159,078	230,123
Tian Ge Interactive Holdings Ltd.*,2	299,264	226,474
Hua Hong Semiconductor Ltd.2	166,687	192,331
NQ Mobile, Inc. — Class A ADR*,1	39,837	149,389
Boyaa Interactive International Ltd.*	255,765	141,457
Ju Teng International Holdings Ltd.	409,870	139,501
Changyou.com Ltd. ADR*	5,574	134,501
Shunfeng International Clean Energy Ltd.*	1,463,545	124,531
Total Technology		5,426,289

Energy - 4.5%
Xinyi Solar Holdings Ltd.[1]	1,922,384	656,767
Yanzhou Coal Mining Company Ltd. — Class H1	861,150	601,733
Sinopec Engineering Group Company Ltd. — Class H	578,537	499,726
Trina Solar Ltd ADR*,1	42,256	397,629
Shougang Fushan Resources Group Ltd.*	1,843,988	397,009
Beijing Jingneng Clean Energy Co. Ltd. — Class H	956,244	297,106
Sinopec Kantons Holdings Ltd.	490,512	219,435
AAG Energy Holdings Ltd.*,2	1,293,866	218,518
Sinopec Oilfield Service Corp. — Class H*	1,039,393	213,060
Concord New Energy Group Ltd.	3,179,430	166,008
China Tian Lun Gas Holdings Ltd.	179,697	159,156
JinkoSolar Holding Company Ltd. ADR*,1	10,527	148,852
United Energy Group Ltd.*	3,666,566	141,810
CIMC Enric Holdings Ltd.	282,965	125,857
China Suntien Green Energy Corporation Ltd. — Class H	841,569	112,836
JA Solar Holdings Company Ltd. ADR*	19,690	107,114
Total Energy		4,462,616

Utilities - 2.8%
Huaneng Renewables Corporation Ltd. — Class H	1,884,010	607,225
China Power International Development Ltd.	1,613,981	597,181
Datang International Power Generation
Company Ltd. — Class H	1,377,865	371,261
Huadian Power International Corporation Ltd. — Class H	787,449	333,998
Huadian Fuxin Energy Corporation Ltd. — Class H	1,265,056	285,413
China Oil & Gas Group Ltd.*	2,229,776	172,480
China Power New Energy Development Company Ltd.	230,814	136,584
China Datang Corporation Renewable Power
Company Ltd. — Class H*	1,123,039	105,692
Tianjin Development Holdings Ltd.	195,736	103,714
Yunnan Water Investment Company Ltd. — Class H	179,686	95,673
Total Utilities		2,809,221

Diversified - 1.2%
Legend Holdings Corp. — Class H2	172,207	416,495
Carnival Group International Holdings Ltd.*,1	2,637,061	319,576
C C Land Holdings Ltd.	625,309	174,936
CITIC Resources Holdings Ltd.*,1	1,138,014	151,116
China Chengtong Development Group Ltd.*	1,403,012	126,615
Beijing Enterprises Environment Group Ltd.*	195,738	37,600
Total Diversified		1,226,338
Total Common Stocks
(Cost $127,901,769)		99,616,828

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF continued

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 8.1%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27%
due 12/01/16	$2,001,631	$2,001,631
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued
11/30/16 at 0.28% due 12/01/16	2,001,631	2,001,631
RBC Dominion Securities, Inc. issued 11/30/16 at
0.29% due 12/01/16	1,438,099	1,438,099
Credit Suisse Securities (USA), LLC issued 11/30/16 at
0.26% due 12/01/16	1,304,945	1,304,945
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	1,287,990	1,287,990
Total Securities Lending Collateral
(Cost $8,034,296)		8,034,296
Total Investments - 108.0%
(Cost $135,936,065)		$107,651,124
Other Assets & Liabilities, net - (8.0)%		(8,020,278)
Total Net Assets - 100.0%		$99,630,846

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $6,679,655 (cost $7,314,165), or 6.7% of total net assets.

3	Security was fair valued by the Valuation Committee at November 30, 2016. The total market value of fair valued securities amounts to $175,822, (cost $4,297,411) or 0.2% of total net assets.
4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
See Sector Classification in Supplemental Information section.

Country Diversification
	% of Long-Term
Country	Investments
China	99.3%
Singapore	0.5%
Australia	0.2%
Macau	0.0%	*
Total Long-Term Investments	100.0%
*Less than 0.1%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	88.2%
United States Dollar	11.3%
Singapore Dollar	0.5%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$99,119,403	$321,603	$175,822	$99,616,828
Securities Lending
Collateral	—	8,034,296	—	8,034,296
Total	$99,119,403	$8,355,899	$175,822	$107,651,124

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HAO Guggenheim China Small Cap ETF continued
The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance	Valuation	Unobservable
Category	at 11/30/2016	Technique	Inputs
Common Stocks	$175,822	Last trade	25% Discount
		with adjustment
A significant change in the unobservable input would have the following impact to the Level 3 valuation.

Unobservable	Impact to value	Impact to value
Input	if Input Increases	if Input Decreases
Discount Rate	Decrease	Increase
Any remaining level 3 securities held by the Fund and excluded from the table above were not considered material to the Fund.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
The transfers in and out of the valuation levels as of November 30, 2016, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2	$321,603
Transfer from Level 1 to Level 3	117,572
Transfer from Level 2 to Level 1	122,593
The transfer from Level 1 to Level 2 is due to lack of an active market. The transfer from Level 1 to Level 3 is the result of securities being halted on the principal exchange on which they trade. The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$186,688
Change in Unrealized Gain/Loss	(128,438)
Transfers In	117,572
Ending Balance	$175,822
Net change in unrealized depreciation for
investments in securities still held at
November 30, 2016	(128,438)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
FRN Guggenheim Frontier Markets ETF

	Shares	Value
COMMON STOCKS† - 99.5%
Kuwait - 16.2%
National Bank of Kuwait SAKP	960,576	$1,984,467
Kuwait Finance House KSCP	893,400	1,464,830
Mobile Telecommunications Company KSC	903,097	1,184,584
Agility Public Warehousing Company KSC	244,493	448,979
Kuwait Food Company Americana SAK	41,412	355,794
Kuwait Projects Company Holding KSCP	189,655	310,961
Boubyan Bank KSCP	226,076	292,835
Burgan Bank SAK	192,473	195,660
National Gulf Holdings*,†††,1	51,616	—
Total Kuwait		6,238,110

Morocco - 10.1%
Attijariwafa Bank	38,467	1,500,495
Maroc Telecom	88,267	1,170,500
Banque Centrale Populaire	33,370	782,862
Douja Promotion Groupe Addoha S.A.	70,489	252,256
Societe d'Exploitation des Ports*	17,340	185,214
Total Morocco		3,891,327

Pakistan – 10.0%
MCB Bank Ltd.	250,659	528,673
Habib Bank Ltd.	233,182	505,693
Lucky Cement Ltd.	68,542	477,757
Oil & Gas Development Company Ltd.	213,659	287,474
Hub Power Company Ltd.	275,925	279,176
Engro Corporation Ltd.	95,408	276,307
Pakistan State Oil Company Ltd.	66,583	253,273
Pakistan Petroleum Ltd.	163,249	238,664
Fauji Fertilizer Company Ltd.	235,952	236,819
United Bank Ltd.	77,031	153,254
Pakistan Oilfields Ltd.	36,036	148,496
DG Khan Cement Company Ltd.	72,549	132,094
National Bank of Pakistan	176,149	118,721
Kot Addu Power Company Ltd.	157,000	113,648
Searle Company Ltd.	17,800	89,773
Total Pakistan		3,839,822

Nigeria - 10.0%
Guaranty Trust Bank plc	22,359,025	1,609,662
Nigerian Breweries plc	2,770,939	1,277,052
Zenith Bank plc	21,705,395	952,052
Total Nigeria		3,838,766

Vietnam - 9.3%
Vingroup JSC*	440,800	817,017
Bank for Foreign Trade of Vietnam JSC	470,834	731,393
Masan Group Corp.*	205,130	580,266
Hoa Phat Group JSC	237,972	442,128
Bao Viet Holdings	111,710	289,874
Bank for Investment and Development of Vietnam JSC	407,700	275,278
Vietnam Joint Stock Commercial Bank for Industry and Trade*	339,290	241,067
Saigon Securities, Inc.	229,350	201,415
Total Vietnam		3,578,438

Kenya - 8.8%
Safaricom Ltd.	7,609,481	1,487,511
East African Breweries Ltd.	342,430	834,211
Equity Group Holdings Ltd.	1,949,479	574,503
KCB Group Ltd.	1,723,703	507,967
Total Kenya		3,404,192

Argentina - 8.6%
YPF S.A. ADR	49,179	835,551
Grupo Financiero Galicia S.A. ADR	23,410	636,518
Pampa Energia SA ADR*	16,569	578,755
Banco Macro S.A. ADR	4,929	341,038
BBVA Banco Frances S.A. ADR	12,489	217,933
Telecom Argentina S.A. ADR[2]	10,934	196,812
Cresud S.A. ADR*	8,819	143,838
IRSA Inversiones y Representaciones S.A. ADR*	5,890	107,492
Transportadora de Gas del Sur S.A. ADR[2]	12,000	92,880
Petrobras Argentina S.A. ADR*	19,377	92,041
Grupo Supervielle S.A. ADR*	5,238	74,484
Total Argentina		3,317,342

Panama - 5.4%
Copa Holdings S.A. — Class A2	23,564	2,094,133

Romania - 4.7%
Banca Transilvania S.A.	2,382,100	1,319,645
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	87,842	501,126
Total Romania		1,820,771

United States - 3.8%
MercadoLibre, Inc.	9,245	1,459,046

United Kingdom - 3.5%
KAZ Minerals plc*,2	200,226	907,089
Nostrum Oil & Gas plc*,2	81,452	435,559
Total United Kingdom		1,342,648

Oman - 2.6%
Bank Muscat SAOG	929,239	1,013,715

Kazakhstan - 2.6%
KazMunaiGas Exploration Production JSC GDR*	130,494	1,011,328

Cyprus - 2.6%
Aroundtown Property Holdings plc[2]	223,503	995,785

See notes to financial statements.
36 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
FRN Guggenheim Frontier Markets ETF continued

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Luxembourg - 0.7%
Adecoagro S.A.*	25,442	$279,353

Uruguay - 0.6%
Arcos Dorados Holdings, Inc. — Class A*	35,728	210,795
Total Common Stocks
(Cost $41,829,964)		38,335,571

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 9.0%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27%
due 12/01/16	$844,417	$844,417
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28%
due 12/01/16	844,417	844,417
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29%
due 12/01/16	683,417	683,417
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued
11/30/16 at 0.26% due 12/01/16	550,514	550,514
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	543,389	543,389
Total Securities Lending Collateral
(Cost $3,466,154)		3,466,154
Total Investments - 108.5%
(Cost $45,296,118)		$41,801,725
Other Assets & Liabilities, net - (8.5)%		(3,283,048)
Total Net Assets - 100.0%		$38,518,677

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Security was fair valued by the Valuation Committee at November 30, 2016. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

Portfolio Breakdown	% of Net Assets
Financial	51.2%
Communications	14.3%
Energy	10.1%
Consumer, Non-cyclical	7.8%
Consumer, Cyclical	7.2%
Basic Materials	3.7%
Industrial	2.7%
Utilities	2.5%
Total Long-Term Investments	99.5%
Securities Lending Collateral	9.0%
Total Investments	108.5%
Other Assets & Liabilities, net	-8.5%
Net Assets	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	21.8%
Kuwaiti Dollar	16.3%
Morocco Dirhams	10.2%
Pakistani Rupee	10.0%
Nigerian Nairas	10.0%
Vietnamese Dong	9.3%
Kenyan Shilling	8.9%
Romanian Lie	4.8%
Other	8.7%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
FRN Guggenheim Frontier Markets ETF continued
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Assets
Common Stocks	$38,335,571	$—	$—	*	$38,335,571
Securities Lending
Collateral	—	3,466,154	—		3,466,154
Total	$38,335,571	$3,466,154	$—	*	$41,801,725
* Includes a security with a market value of $0.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
The transfers in and out of the valuation levels as of November 30, 2016, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 2 to Level 1	$355,794
The transfer from Level 2 to Level 1 is due to the result of a security resuming trading on the principal exchange of which it trades.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$–	*
Realized Gain/Loss	–
Change in Unrealized Gain/Loss	–
Purchases	–
Sales	–
Transfers In	–
Transfers Out	–
Ending Balance	$–	*
Net change in unrealized appreciation (depreciation)
for investments in securities still held at November 30, 2016	$–
*Includes a security with a market value of $0.

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF

	Shares	Value
COMMON STOCKS† – 87.4%
Japan – 12.3%
Wacoal Holdings Corp.	14,000	$163,044
Amada Holdings Company Ltd.	14,300	159,760
Tokio Marine Holdings, Inc.	3,700	159,079
NSK Ltd.	14,300	156,372
Denso Corp.	3,000	131,115
Casio Computer Company Ltd.	9,600	125,956
Mizuho Financial Group, Inc.	65,800	116,996
Asahi Kasei Corp.	12,000	107,157
Nippon Telegraph & Telephone Corp.	2,500	101,475
Fujitsu Ltd.	17,000	100,677
Bridgestone Corp.	2,600	99,646
Kyocera Corp.	2,000	95,414
ANA Holdings, Inc.	32,000	89,110
Sekisui House Ltd.	4,700	77,134
Seven & i Holdings Company Ltd.	1,900	73,952
FUJIFILM Holdings Corp.	1,900	70,851
Kirin Holdings Company Ltd.	3,600	58,876
Asahi Glass Company Ltd.	9,000	58,686
Ajinomoto Company, Inc.	2,200	42,718
Nidec Corp.	400	35,947
Total Japan		2,023,965

United States – 9.0%
Apache Corp.	3,680	242,696
Anadarko Petroleum Corp.	3,365	232,690
Murphy Oil Corp.	6,846	232,148
EOG Resources, Inc.	2,033	208,423
Devon Energy Corp.	4,221	204,001
Noble Energy, Inc.	5,305	202,439
Cabot Oil & Gas Corp. — Class A	7,427	164,285
Total United States		1,486,682

United Kingdom – 8.2%
Carnival plc	3,830	193,514
InterContinental Hotels Group plc	3,308	135,604
Royal Dutch Shell plc — Class B	4,348	115,085
BHP Billiton plc	6,920	113,563
BP plc	19,477	111,805
ITV plc	51,131	107,324
Royal Dutch Shell plc — Class A	4,073	103,099
Prudential plc	4,937	95,516
Man Group plc	64,559	91,468
HSBC Holdings plc	11,357	90,131
Centrica plc	28,985	76,158
TalkTalk Telecom Group plc[1]	36,477	72,782
Reed Elsevier plc	2,850	48,961
Total United Kingdom		1,355,010

France – 6.1%
Cie Generale des Etablissements Michelin — Class B	1,319	141,319
Carrefour S.A.	5,406	126,851
Vivendi S.A.	6,495	123,949
Publicis Groupe S.A.	1,553	100,872
Sodexo S.A.	874	95,681
Valeo S.A.	1,626	90,745
L'Oreal S.A.	459	78,416
Electricite de France S.A.	6,850	72,628
Engie S.A.	5,756	71,134
Capgemini S.A.	768	60,695
Ingenico Group S.A.	552	43,050
Total France		1,005,340

China – 5.7%
Huaneng Power International, Inc. ADR[1]	18,442	459,576
China Petroleum & Chemical Corp. ADR[1]	2,943	212,485
China Life Insurance Company Ltd. ADR[1]	8,101	117,464
China Telecom Corporation Ltd. ADR[1]	1,914	93,537
TravelSky Technology Ltd. — Class H	30,000	62,888
Total China		945,950

Netherlands – 4.7%
Randstad Holding N.V.	4,414	224,332
Koninklijke KPN N.V.	61,253	176,674
ASM International N.V.	2,862	121,683
Koninklijke Ahold Delhaize N.V.*	5,523	109,032
Wolters Kluwer N.V.	2,522	91,015
ASML Holding N.V.	540	55,920
Total Netherlands		778,656

Hong Kong – 4.4%
Henderson Land Development Company Ltd.	27,000	149,156
Television Broadcasts Ltd.	40,500	144,369
CITIC Ltd.	82,000	126,226
Hong Kong & China Gas Company Ltd.	60,700	113,001
Beijing Enterprises Holdings Ltd.	21,000	96,923
China Resources Power Holdings Company Ltd.	54,000	88,832
Total Hong Kong		718,507

Switzerland – 3.9%
ABB Ltd.*	9,443	192,195
LafargeHolcim Ltd.*	2,951	156,002
Zurich Insurance Group AG*	410	107,265
Credit Suisse Group AG*	7,120	94,500
Panalpina Welttransport Holding AG	749	93,161
Total Switzerland		643,123

Australia – 3.2%
Alumina Ltd.[1]	97,389	119,087
National Australia Bank Ltd. ADR	5,142	109,910

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† – 87.4% (continued)
Australia – 3.2% (continued)
Brambles Ltd.	12,168	$105,906
Australia & New Zealand Banking Group Ltd.	4,752	99,749
Westpac Banking Corp.	4,172	96,389
Total Australia		531,041

Cayman Islands – 3.1%
China State Construction International Holdings Ltd.	148,000	239,267
Xinyuan Real Estate Co. Ltd. ADR[1]	23,361	129,186
NetEase, Inc. ADR	244	54,680
Geely Automobile Holdings Ltd.	45,000	46,528
Silicon Motion Technology Corp. ADR	994	45,714
Total Cayman Islands		515,375

Sweden – 2.4%
Atlas Copco AB — Class A	3,920	118,466
Nordea Bank AB	10,166	106,703
Svenska Handelsbanken AB — Class A	7,564	104,873
Assa Abloy AB — Class B	3,264	61,660
Total Sweden		391,702

Germany – 2.3%
Bayer AG	1,100	103,374
MTU Aero Engines AG	775	81,530
Continental AG	424	75,293
HeidelbergCement AG	706	63,367
Henkel AG & Company KGaA	586	59,720
Total Germany		383,284

Canada – 2.0%
Canadian Natural Resources Ltd.	5,891	198,939
Crescent Point Energy Corp	9,818	125,180
Total Canada		324,119

Jersey – 1.8%
WPP plc	7,648	163,302
Petrofac Ltd.	7,766	77,089
Randgold Resources Ltd. ADR	580	41,690
Shire plc	395	22,998
Total Jersey		305,079

Spain – 1.8%
Telefonica S.A.	11,895	99,078
Grifols S.A.	4,727	92,766
Industria de Diseno Textil S.A.	2,184	74,774
Gamesa Corporation Tecnologica S.A.	1,485	30,868
Total Spain		297,486

Bermuda – 1.8%
Varitronix International Ltd.	394,000	174,227
Li & Fung Ltd.	170,000	74,517
Haier Electronics Group Company Ltd.	29,000	48,379
Total Bermuda		297,123

Chile – 1.6%
Banco Santander Chile ADR	8,386	181,641
Cia Cervecerias Unidas S.A. ADR[1]	2,657	52,848
Cencosud S.A. ADR	3,082	26,752
Total Chile		261,241

India – 1.6%
Vedanta Ltd. ADR	8,971	120,211
Infosys Ltd. ADR	5,857	84,809
Dr Reddy's Laboratories Ltd. ADR	634	29,627
HDFC Bank Ltd. ADR	369	23,808
Total India		258,455

Brazil – 1.3%
Banco Santander Brasil S.A. ADR[1]	13,450	110,963
TIM Participacoes S.A. ADR	6,878	83,636
Embraer S.A. ADR	887	17,376
Total Brazil		211,975

Belgium – 1.3%
Euronav N.V.	28,029	209,530

Republic of Korea – 1.2%
Shinhan Financial Group Company Ltd. ADR[1]	2,690	102,005
KB Financial Group, Inc. ADR	2,639	94,529
Total Republic of Korea		196,534

Philippines – 1.2%
PLDT, Inc. ADR	7,313	193,721

Peru – 1.1%
Cementos Pacasmayo S.A.A. ADR[1]	20,261	184,171

South Africa – 1.0%
DRDGOLD Ltd. ADR[1]	33,861	152,714
Gold Fields Ltd. ADR	1,984	6,091
Total South Africa		158,805

Mexico – 0.8%
America Movil SAB de CV — Class L ADR	9,702	117,491
Grupo Televisa SAB ADR	514	10,676
Total Mexico		128,167

Austria – 0.8%
Flughafen Wien AG1	3,122	73,373
Telekom Austria AG	9,267	51,462
Total Austria		124,835

Taiwan, Province of China – 0.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,127	122,531

Portugal – 0.6%
Galp Energia SGPS S.A. — Class B	7,934	107,435

Israel – 0.6%
Bank Hapoalim BM	16,586	99,761

Singapore – 0.5%
Keppel Corporation Ltd.	22,200	84,467

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† – 87.4% (continued)
Denmark – 0.2%
Novozymes A/S — Class B	1,068	$36,211

Argentina – 0.2%
YPF S.A. ADR	1,611	27,371
Total Common Stocks
(Cost $14,930,281)		14,407,652

PREFERRED STOCKS† – 2.1%
Brazil – 1.5%
Braskem S.A. ADR[1]	15,223	248,287

Chile – 0.6%
Embotelladora Andina S.A.	4,986	100,717
Total Preferred Stocks
(Cost $332,509)		349,004

ROYALTY TRUST† – 0.4%
United States – 0.4%
BP Prudhoe Bay Royalty Trust[1]	2,984	65,946
Total Royalty Trust
(Cost $79,857)		65,946

CLOSED-END FUNDS† – 9.4%
Barings Global Short Duration High Yield Fund[1]	7,048	130,106
Western Asset High Income Fund II, Inc.	18,625	127,209
Western Asset Global High Income Fund, Inc.[1]	12,918	123,108
Nuveen Global High Income Fund	7,435	113,384
DoubleLine Income Solutions Fund[1]	5,863	108,055
Wells Fargo Global Dividend Opportunity Fund	19,088	101,166
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	6,759	100,371
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	13,797	97,683
Prudential Global Short Duration High Yield Fund, Inc.[1]	6,585	96,931
Alpine Global Premier Properties Fund	18,609	94,348
Invesco Dynamic Credit Opportunities Fund[1]	7,723	92,599
First Trust Intermediate Duration Preferred & Income Fund	4,314	92,190
Alpine Total Dynamic Dividend Fund	12,514	91,978
Diversified Real Asset Income Fund	5,736	88,392
Eaton Vance Tax-Advantaged Global Dividend Income Fund	6,267	87,174
Total Closed-End Funds
(Cost $1,626,568)		1,544,694

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 10.9%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27%
due 12/01/16	$417,709	$417,709
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16
at 0.28% due 12/01/16	417,709	417,709
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29%
due 12/01/16	417,709	417,709
Credit Suisse Securities (USA), LLC issued 11/30/16 at
0.26% due 12/01/16	272,321	272,321
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	268,880	268,880
Total Securities Lending Collateral
(Cost $1,794,328)		1,794,328
Total Investments – 110.2%
(Cost $18,763,543)		$18,161,624
Other Assets & Liabilities, net – (10.2)%		(1,682,978)
Total Net Assets – 100.0%		$16,478,646

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

AB	Stock Company
ADR	American Depositary Receipt
A.G.	Stock Corporation
A/S	Limited Liability Stock Company or Stock Company
KGaA	Limited Partnership
N.V.	Publicly Traded Company
plc	Public Limited Company
S.A.	Corporation
SAB de CV	Publicly Traded Company

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF continued

Portfolio Breakdown	% of Net Assets
Energy	16.0%
Financial	14.6%
Industrial	14.6%
Communications	10.5%
Closed-End Funds	9.4%
Consumer, Cyclical	9.3%
Consumer, Non-cyclical	8.2%
Utilities	5.9%
Basic Materials	5.7%
Technology	4.6%
Diversified	0.5%
Total Long-Term Investments	99.3%
Securities Lending Collateral	10.9%
Total Investments	110.2%
Other Assets & Liabilities, net	-10.2%
Net Assets	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	40.7%
Euro	17.8%
Japanese Yen	12.4%
Pound Sterling	9.9%
Hong Kong Dollar	8.3%
Swedish Krona	3.6%
Australian Dollar	3.2%
Swiss Franc	2.8%
Israeli Shekel	0.6%
Singapore Dollar	0.5%
Danish Krone	0.2%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$14,407,652	$—	$—	$14,407,652
Closed-End Funds	1,544,694	—	—	1,544,694
Preferred Stocks	349,004	—	—	349,004
Royalty Trust	65,946	—	—	65,946
Securities Lending Collateral	—	1,794,328	—	1,794,328
Total	$16,367,296	$1,794,328	$—	$18,161,624
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
CUT Guggenheim MSCI Global Timber ETF

	Shares	Value
COMMON STOCKS† – 98.7%
United States – 47.3%
WestRock Co.	179,836	$9,207,603
International Paper Co.	187,263	9,123,454
Weyerhaeuser Co. REIT	286,828	8,842,907
Sealed Air Corp.	192,275	8,767,740
Packaging Corporation of America	95,544	8,098,309
Avery Dennison Corp.	90,113	6,493,543
Sonoco Products Co.	101,656	5,502,639
Bemis Company, Inc.	96,035	4,808,472
Graphic Packaging Holding Co.	323,675	4,068,595
Rayonier, Inc. REIT	124,581	3,302,642
Louisiana-Pacific Corp.*	144,199	2,788,809
Domtar Corp.	63,461	2,492,113
KapStone Paper and Packaging Corp.	93,023	1,900,460
Potlatch Corp. REIT	41,092	1,687,854
Neenah Paper, Inc.	17,011	1,444,234
Schweitzer-Mauduit International, Inc.	30,981	1,302,441
Clearwater Paper Corp.*	17,235	1,072,017
PH Glatfelter Co.	44,154	1,014,217
Boise Cascade Co.*	39,291	895,835
Deltic Timber Corp.	11,087	772,875
Mercer International, Inc.	45,916	436,202
CatchMark Timber Trust, Inc. — Class A REIT	39,370	430,708
AEP Industries, Inc.	3,255	383,602
Resolute Forest Products, Inc.*	63,529	295,410
Total United States		85,132,681

Finland – 10.7%
UPM-Kymmene Oyj	398,454	9,129,885
Stora Enso Oyj — Class R	558,600	5,395,284
Huhtamaki Oyj	92,875	3,497,523
Metsa Board Oyj[1]	194,449	1,263,413
Total Finland		19,286,105

South Africa – 7.6%
Mondi plc	372,372	7,597,397
Sappi Ltd.*	549,016	3,260,532
Mondi Ltd.	119,967	2,422,903
Mpact Ltd.	171,488	387,449
Total South Africa		13,668,281

Australia – 6.5%
Amcor Ltd.	823,341	8,747,719
Orora Ltd.	1,223,549	2,504,133
TFS Corporation Ltd.[1]	334,488	380,590
Total Australia		11,632,442

Japan – 4.8%
Oji Holdings Corp.	824,472	3,393,544
Nippon Paper Industries Company Ltd.[1]	100,166	1,738,807
Rengo Company Ltd.	178,472	1,060,385
Daio Paper Corp.[1]	68,248	753,486
Hokuetsu Kishu Paper Co. Ltd.[1]	127,353	733,192
Tokushu Tokai Paper Company Ltd.	9,300	326,065
Pack Corp.	12,212	277,475
Daiken Corp.	14,000	246,470
Mitsubishi Paper Mills Ltd.*	27,700	182,325
Total Japan		8,711,749

Canada – 4.5%
West Fraser Timber Company Ltd.	67,051	2,388,125
Stella-Jones, Inc.[1]	45,577	1,529,741
Norbord, Inc.[1]	43,400	1,085,161
Canfor Corp.*	81,028	885,246
Interfor Corp.*	71,076	788,147
Cascades, Inc.	67,204	584,274
Western Forest Products, Inc.[1]	400,738	539,444
Canfor Pulp Products, Inc.	33,658	250,820
Total Canada		8,050,958

Brazil – 3.2%
Klabin S.A.	562,442	2,821,771
Fibria Celulose S.A. ADR	252,756	2,300,079
Duratex S.A.	315,341	638,606
Total Brazil		5,760,456

Ireland – 3.0%
Smurfit Kappa Group plc	239,631	5,465,311

United Kingdom – 2.6%
DS Smith plc	959,669	4,712,112

Sweden – 2.6%
BillerudKorsnas AB	179,463	2,978,091
Holmen AB — Class B	50,400	1,702,201
Total Sweden		4,680,292

Chile – 1.4%
Empresas CMPC S.A.	1,267,160	2,609,629

Bermuda – 1.4%
Nine Dragons Paper Holdings Ltd.	1,654,000	1,452,140
KuangChi Science Ltd.*,1	1,530,000	556,245
Multi Packaging Solutions International Ltd.*	31,413	438,525
Total Bermuda		2,446,910

Cayman Islands – 1.2%
Lee & Man Paper Manufacturing Ltd.	1,606,000	1,234,007
Greatview Aseptic Packaging Company Ltd.	1,082,000	574,712
AMVIG Holdings Ltd.	520,000	181,676
China Wood Optimization Holding Ltd.*	314,395	106,600
Sheen Tai Holdings Grp Company Ltd.	884,000	92,313
Total Cayman Islands		2,189,308

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
CUT Guggenheim MSCI Global Timber ETF continued

	Shares	Value
COMMON STOCKS† – 98.7% (continued)
Portugal – 0.8%
Navigator Company S.A.	218,256	$679,297
Semapa-Sociedade de Investimento e Gestao	24,720	318,609
Altri SGPS S.A.	72,801	282,652
Corticeira Amorim SGPS S.A.	26,973	228,904
Total Portugal		1,509,462

Spain – 0.5%
Ence Energia y Celulosa S.A.	139,572	326,468
Miquel y Costas & Miquel S.A.[1]	13,251	321,335
Papeles y Cartones de Europa S.A.	44,371	234,873
Total Spain		882,676

China – 0.4%
Shandong Chenming Paper Holdings Ltd. — Class H	727,307	721,995

Malaysia – 0.1%
Ta Ann Holdings BHD	174,175	147,031
Jaya Tiasa Holdings BHD	331,700	98,782
Total Malaysia		245,813

France – 0.1%
Oeneo S.A.[1]	24,969	209,248
Total Common Stocks
(Cost $161,074,854)		177,915,428

PREFERRED STOCKS† – 0.9%
Brazil – 0.9%
Suzano Papel E Celulose SA	409,669	1,556,318
Total Preferred Stocks
(Cost $1,200,205)		1,556,318

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 1.3%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27%
due 12/01/16	$594,116	$594,116
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued
11/30/16 at 0.28% due 12/01/16	594,116	594,116
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29%
due 12/01/16	430,476	430,476
Credit Suisse Securities (USA), LLC issued 11/30/16 at
0.26% due 12/01/16	387,328	387,328
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	382,586	382,586
Total Securities Lending Collateral
(Cost $2,388,622)		2,388,622
Total Investments – 100.9%
(Cost $164,663,681)		$181,860,368
Other Assets & Liabilities, net – (0.9)%		(1,693,834)
Total Net Assets – 100.0%		$180,166,534

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	47.4%
Finland	10.8%
South Africa	7.6%
Australia	6.5%
Japan	4.9%
Canada	4.5%
Brazil	4.1%
Ireland	3.0%
United Kingdom	2.6%
Sweden	2.6%
Other	6.0%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	49.0%
Euro	15.2%
British Pound	6.9%
Australian Dollar	6.5%
Japanese Yen	4.8%
Canadian Dollar	4.5%
South African Rand	3.4%
Brazilian Real	2.8%
Hong Kong Dollar	2.7%
Swedish Krona	2.6%
Chilean Peso	1.5%
Malaysian Ringgit	0.1%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$177,915,428	$—	$—	$177,915,428
Preferred Stocks	1,556,318	—	—	1,556,318
Securities Lending
Collateral	—	2,388,622	—	2,388,622
Total	$179,471,746	$2,388,622	$—	$181,860,368
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
SEA Guggenheim Shipping ETF

	Shares	Value
COMMON STOCKS† – 78.9%
Bermuda – 24.8%
COSCO Shipping Ports Ltd.	3,108,161	$3,253,759
Avance Gas Holding Ltd.[1,2]	1,166,651	2,480,443
GasLog Ltd.[1]	141,635	2,223,670
Nordic American Tankers Ltd.[1]	258,629	2,219,037
Ship Finance International Ltd.[1]	154,065	2,218,536
BW LPG Ltd.[1,2]	599,590	1,922,767
Tsakos Energy Navigation Ltd.	333,099	1,462,305
Total Bermuda		15,780,517

Denmark – 17.7%
AP Moller – Maersk A/S — Class B	8,513	11,300,334

Japan – 13.5%
Nippon Yusen K.K.	2,704,266	5,031,413
Kawasaki Kisen Kaisha Ltd.[1]	1,615,412	3,558,457
Total Japan		8,589,870

Marshall Islands – 11.3%
Teekay Corp.[1]	255,725	2,017,670
Teekay Tankers Ltd. — Class A	624,897	1,449,761
DHT Holdings, Inc.[1]	404,375	1,435,531
Seaspan Corp.[1]	146,246	1,311,827
Costamare, Inc.	172,570	994,003
Total Marshall Islands		7,208,792

United States – 4.9%
Matson, Inc.	82,975	3,120,690

Singapore – 3.5%
Sembcorp Marine Ltd.[1]	2,282,721	2,223,119

Belgium – 3.2%
Euronav N.V.	282,992	2,009,243
Total Common Stocks
(Cost $62,702,443)		50,232,565

MASTER LIMITED PARTNERSHIPS† – 20.7%
Marshall Islands – 20.7%
Golar LNG Partners, LP1	119,715	2,667,250
Teekay LNG Partners, LP1	161,516	2,479,270
KNOT Offshore Partners, LP1	87,355	1,904,339
GasLog Partners, LP1	88,150	1,793,853
Dynagas LNG Partners, LP1	109,327	1,695,662
Capital Product Partners, LP	478,415	1,387,404
Teekay Offshore Partners, LP1	223,349	1,221,719
Total Master Limited Partnerships
(Cost $13,488,724)		13,149,497

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 – 28.7%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27%
due 12/01/16	$4,257,598	$4,257,598
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28%
due 12/01/16	4,257,598	4,257,598
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29%
due 12/01/16	4,257,598	4,257,598
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued
11/30/16 at 0.26% due 12/01/16	2,775,717	2,775,717
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28%
due 12/01/16	2,739,914	2,739,914
Total Securities Lending Collateral
(Cost $18,288,425)		18,288,425
Total Investments – 128.3%
(Cost $94,479,592)		$81,670,487
Other Assets & Liabilities, net – (28.3)%		(17,998,819)
Total Net Assets – 100.0%		$63,671,668

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $4,403,210 (cost $6,295,161), or 6.9% of total net assets.

3	Securities lending collateral — See Note 2.

A/S	Limited Liability Stock Company or Stock Company
KK	Joint Stock Company

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
SEA Guggenheim Shipping ETF continued

Country Diversification
% of Long-Term
Country	Investments
Marshall Islands	32.1%
Bermuda	24.9%
Denmark	17.8%
Japan	13.6%
United States	4.9%
Singapore	3.5%
Belgium	3.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Country	Investments
United States Dollar	53.0%
Danish Krone	17.8%
Japanese Yen	13.6%
Norwegian Krone	7.0%
Hong Kong Dollar	5.1%
Singapore Dollar	3.5%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$50,232,565	$—	$—	$50,232,565
Master Limited
Partnerships	13,149,497	—	—	13,149,497
Securities Lending
Collateral	—	18,288,425	—	18,288,425
Total	$63,382,062	$18,288,425	$—	$81,670,487
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier Markets
	Income ETF	ETF	ETF	ETF
	(ENY )	(TAO )	(HAO )	(FRN )
ASSETS:
Investments, at value — including securities on loan	$28,877,419	$52,105,247	$99,616,828	$38,335,571
Repurchase agreements — at value	6,737,168	445,458	8,034,296	3,466,154
Foreign currency, at value	9,484	569	28,947	50,804
Cash	—	112,340	—	141,129
Prepaid expenses	753	—	1,199	860
Receivables:
Dividends	78,589	205,518	14,250	93,476
Securities lending income	3,812	5,855	44,315	3,328
Investments sold	6	—	258,550	—
Tax reclaims	—	—	—	962
Total assets	35,707,231	52,874,987	107,998,385	42,092,284
LIABILITIES:
Due to custodian	20,037	—	106,749	—
Payable for:
Upon return of securities loaned	6,737,168	445,458	8,034,296	3,466,154
Management fees	19,953	4,986	40,875	—
Professional fees	12,447	11,251	7,877	8,206
Intraday valuation fees	12,308	23,493	22,506	11,645
Investments purchased	—	—	47,919	—
Other liabilities	24,303	48,871	107,317	87,602
Total liabilities	6,826,216	534,059	8,367,539	3,573,607
NET ASSETS	$28,881,015	$52,340,928	$99,630,846	$38,518,677
NET ASSETS CONSIST OF:
Paid-in capital	$132,066,601	$70,403,920	$183,688,225	$113,977,864
Undistributed net investment income	98,647	866,171	4,164,588	1,640,401
Accumulated net realized loss on investments	(100,004,375)	(14,784,010)	(59,936,917)	(73,604,579)
Net unrealized depreciation on investments	(3,279,858)	(4,145,153)	(28,285,050)	(3,495,009)
NET ASSETS	$28,881,015	$52,340,928	$99,630,846	$38,518,677
Shares outstanding ($0.01 par value with unlimited
amount authorized)	3,270,000	2,460,000	4,100,000	3,290,000
Net asset value	$8.83	$21.28	$24.30	$11.71
Investments in securities, at cost	32,157,382	56,250,375	127,901,769	41,829,964
Repurchase agreements, at cost	6,737,168	445,458	8,034,296	3,466,154
Foreign currency, at cost	9,454	569	28,947	51,381
Securities on loan, at value	6,414,191	936,953	17,079,676	3,361,008

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2016

	Guggenheim
	International Multi-Asset	Guggenheim MSCI		Guggenheim
	Income ETF	Global Timber ETF		Shipping ETF
	(HGI )	(CUT	)	(SEA )
ASSETS:
Investments, at value — including securities on loan	$16,367,296	$179,471,746		$63,382,062
Repurchase agreements — at value	1,794,328	2,388,622		18,288,425
Foreign currency, at value	1,797	—		2,196
Cash	84,733	790,196		—
Prepaid expenses	674	1,598		—
Receivables:
Tax reclaims	37,066	409,100		291,874
Dividends	33,834	277,718		14,318
Securities lending income	5,255	6,046		73,220
Fund shares sold	—	646,691		—
Investments sold	—	3,948,173		—
Total assets	18,324,983	187,939,890		82,052,095
LIABILITIES:
Due to custodian	—	—		60,358
Payable for:
Upon return of securities loaned	1,794,328	2,388,622		18,288,425
Professional fees	21,459	14,684		—
Management fees	10,729	66,877		31,644
Intraday valuation fees	7,508	11,923		—
Investments purchased	—	5,220,566		—
Other liabilities	12,313	70,684		—
Total liabilities	1,846,337	7,773,356		18,380,427
NET ASSETS	$16,478,646	$180,166,534		$63,671,668
NET ASSETS CONSIST OF:
Paid-in capital	$56,872,454	$212,202,559		$100,468,665
Undistributed (distributions in excess of) net investment income	(6,036)	3,932,742		382,776
Accumulated net realized loss on investments	(39,779,786)	(53,122,283)		(24,350,328)
Net unrealized appreciation (depreciation) on investments	(607,986)	17,153,516		(12,829,445)
NET ASSETS	$16,478,646	$180,166,534		$63,671,668
Shares outstanding ($0.01 par value with unlimited
amount authorized)	1,100,000	7,250,000		5,900,000
Net asset value	$14.98	$24.85		$10.79
Investments in securities, at cost	16,969,215	162,275,059		76,191,167
Repurchase agreements, at cost	1,794,328	2,388,622		18,288,425
Foreign currency, at cost	1,769	—		2,284
Securities on loan, at value	2,183,777	4,247,191		22,287,039

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2016
For the six months ended November 30, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier
	Income ETF	ETF	ETF	Markets ETF
	(ENY )	(TAO )	(HAO )	(FRN )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$530,808	$834,358	$1,621,029	$498,203
Income from securities lending	27,634	19,158	272,598	20,462
Total investment income	558,442	853,516	1,893,627	518,665
EXPENSES:
Management fees	74,541	92,635	274,031	97,538
Professional fees	20,897	22,353	21,358	20,940
Intraday valuation fees	7,503	7,503	7,503	6,588
Licensing fees	7,454	18,996	62,202	19,508
Custodian fees	6,101	12,083	52,947	66,097
Printing fees	5,627	4,720	7,891	6,218
Trustees' fees and expenses**	4,559	4,408	5,782	4,710
Administration fees	4,100	5,095	13,702	5,365
Listing fees	2,500	3,750	2,500	2,500
Insurance	723	556	1,476	831
Other expenses	820	1,346	4,611	1,493
Total expenses	134,825	173,445	454,003	231,788
Less:
Expenses waived by advisor	(30,467)	(43,757)	(80,324)	(95,234)
Net expenses	104,358	129,688	373,679	136,554
Net investment income	454,084	723,828	1,519,948	382,111
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,536,899)	(210,785)	(2,358,500)	(268,789)
In-kind transactions	413,899	122,244	(267,145)	92,621
Foreign currency transactions	1,751	(349)	(150)	(66,200)
Net realized loss	(1,121,249)	(88,890)	(2,625,795)	(242,368)
Net change in unrealized appreciation (depreciation) on:
Investments	2,837,459	(335,643)	10,527,027	628,234
Foreign currency translations	335	48	932	(1,077)
Net change in unrealized appreciation (depreciation)	2,837,794	(335,595)	10,527,959	627,157
Net realized and unrealized gain (loss)	1,716,545	(424,485)	7,902,164	384,789
Net increase in net assets resulting from operations	$2,170,629	$299,343	$9,422,112	$766,900
* Foreign taxes withheld	$90,247	$4,634	$86,425	$46,882

**	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2016
For the six months ended November 30, 2016

	Guggenheim
International Multi-Asset		Guggenheim MSCI	Guggenheim
	Income ETF	Global Timber ETF	Shipping ETF
	(HGI )	(CUT )	(SEA )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$334,860	$1,836,394	$1,192,242
Income from securities lending	23,658	22,875	382,990
Less return of capital distributions received	—	—	(35,199)
Total investment income	358,518	1,859,269	1,540,033
EXPENSES:
Management fees	41,246	409,417	157,183
Professional fees	21,156	25,430	—
Custodian fees	11,442	31,317	—
Licensing fees	8,249	49,130	—
Intraday valuation fees	7,503	7,503	—
Trustees' fees and expenses**	4,331	6,925	—
Printing fees	3,388	15,977	—
Listing fees	2,500	2,500	—
Administration fees	2,269	22,518	—
Insurance	591	2,101	—
Other expenses	1,708	1,231	—
Total expenses	104,383	574,049	157,183
Less:
Expenses waived by advisor	(46,638)	(96,736)	—
Net expenses	57,745	477,313	157,183
Net investment income	300,773	1,381,956	1,382,850
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	228,021	214,052	(9,848,888)
In-kind transactions	—	617,312	150,507
Foreign currency transactions	(394)	(18,231)	2,525
Net realized gain (loss)	227,627	813,133	(9,695,856)
Net change in unrealized appreciation (depreciation) on:
Investments	19,959	5,996,418	5,396,721
Foreign currency translations	(3,967)	(36,902)	(14,254)
Net change in unrealized appreciation (depreciation)	15,992	5,959,516	5,382,467
Net realized and unrealized gain (loss)	243,619	6,772,649	(4,313,389)
Net increase (decrease) in net assets resulting from operations	$544,392	$8,154,605	$(2,930,539)
* Foreign taxes withheld	$21,349	$24,797	$18,450
** Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
50 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2016

	Guggenheim Canadian		Guggenheim China
	Energy Income ETF		Real Estate ETF
	(ENY)		(TAO)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$454,084	$1,090,597	$723,828	$731,491
Net realized loss on investments	(1,121,249)	(11,346,515)	(88,890)	(1,387,186)
Net change in unrealized appreciation (depreciation) on investments	2,837,794	1,890,153	(335,595)	(5,096,974)
Net increase (decrease) in net assets resulting from operations	2,170,629	(8,365,765)	299,343	(5,752,669)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(468,972)	(1,087,513)	—	(834,630)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	1,333,331	41,636,012	1,228,064
Cost of shares redeemed	(2,195,104)	(4,587,286)	(2,084,325)	(16,698,821)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,195,104)	(3,253,955)	39,551,687	(15,470,757)
Net increase (decrease) in net assets	(493,447)	(12,707,233)	39,851,030	(22,058,056)
NET ASSETS:
Beginning of period	29,374,462	42,081,695	12,489,898	34,547,954
End of period	$28,881,015	$29,374,462	$52,340,928	$12,489,898
Undistributed net investment income at end of period	$98,647	$113,535	$866,171	$142,343
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	200,000	1,900,000	50,000
Shares redeemed	(250,000)	(600,000)	(100,000)	(800,000)
Net increase (decrease) in shares	(250,000)	(400,000)	1,800,000	(750,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

Guggenheim China	Guggenheim Frontier
Small Cap ETF	Markets ETF
(HAO)	(FRN)
	Period Ended	Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,519,948	$4,261,804	$382,111	$1,298,053
Net realized loss on investments	(2,625,795)	(24,756,386)	(242,368)	(5,994,723)
Net change in unrealized appreciation (depreciation) on investments	10,527,959	(76,327,592)	627,157	(2,372,785)
Net increase (decrease) in net assets resulting from operations	9,422,112	(96,822,174)	766,900	(7,069,455)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(4,786,860)	—	(738,556)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	22,182,320	6,939	—
Cost of shares redeemed	(4,670,399)	(124,781,522)	(1,735,743)	(14,769,473)
Net decrease in net assets resulting from shareholder transactions	(4,670,399)	(102,599,202)	(1,728,804)	(14,769,473)
Net increase (decrease) in net assets	4,751,713	(204,208,236)	(961,904)	(22,577,484)
NET ASSETS:
Beginning of period	94,879,133	299,087,369	39,480,581	62,058,065
End of period	$99,630,846	$94,879,133	$38,518,677	$39,480,581
Undistributed net investment income at end of period	$4,164,588	$2,644,640	$1,640,401	$1,258,290
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	650,000	—	—
Shares redeemed	(200,000)	(4,950,000)	(150,000)	(1,250,000)
Net decrease in shares	(200,000)	(4,300,000)	(150,000)	(1,250,000)

See notes to financial statements.
52 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim International		Guggenheim MSCI
	Multi-Asset Income ETF		Global Timber ETF
	(HGI)		(CUT)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$300,773	$730,024	$1,381,956	$5,077,519
Net realized gain (loss) on investments	227,627	(5,282,371)	813,133	(3,492,035)
Net change in unrealized appreciation (depreciation) on investments	15,992	593,516	5,959,516	(21,484,523)
Net increase (decrease) in net assets resulting from operations	544,392	(3,958,831)	8,154,605	(19,899,039)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(294,690)	(766,760)	—	(2,705,920)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	13,731,267	32,597,878
Cost of shares redeemed	—	(5,525,120)	(4,779,538)	(46,642,136)
Net increase (decrease) in net assets resulting from shareholder transactions	—	(5,525,120)	8,951,729	(14,044,258)
Net increase (decrease) in net assets	249,702	(10,250,711)	17,106,334	(36,649,217)
NET ASSETS:
Beginning of period	16,228,944	26,479,655	163,060,200	199,709,417
End of period	$16,478,646	$16,228,944	$180,166,534	$163,060,200
Undistributed (distributions in excess of) net investment income at end of period	$(6,036)	$(12,119)	$3,932,742	$2,550,786
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	550,000	1,350,000
Shares redeemed	—	(400,000)	(200,000)	(2,050,000)
Net increase (decrease) in shares	—	(400,000)	350,000	(700,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 53

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim
	Shipping ETF
	(SEA)
	Period Ended
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,382,850	$3,041,925
Net realized loss on investments	(9,695,856)	(9,634,671)
Net change in unrealized appreciation (depreciation) on investments	5,382,467	(11,629,696)
Net decrease in net assets resulting from operations	(2,930,539)	(18,222,442)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,839,340)	(4,480,010)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	32,281,654	19,976,902
Cost of shares redeemed	(1,065,023)	(30,626,060)
Net increase (decrease) in net assets resulting from shareholder transactions	31,216,631	(10,649,158)
Net increase (decrease) in net assets	26,446,752	(33,351,610)
NET ASSETS:
Beginning of period	37,224,916	70,576,526
End of period	$63,671,668	$37,224,916
Undistributed net investment income at end of period	$382,776	$839,266
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	1,600,000
Shares redeemed	(100,000)	(2,100,000)
Net increase (decrease) in shares	2,800,000	(500,000)

See notes to financial statements.
54 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2016
ENY Guggenheim Canadian Energy Income ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$8.35		$10.74	$16.36	$14.51	$14.83	$22.03
Income from investment operations:
Net investment income(a)	0.13		0.29	0.41	0.42	0.45	0.46
Net gain (loss) on investments (realized and unrealized)	0.49		(2.39)	(5.63)	1.88	(0.33)	(7.10)
Total from investment operations	0.62		(2.10)	(5.22)	2.30	0.12	(6.64)
Less distributions from:
Net investment income		(0.14)	(0.29)	(0.40)	(0.39)	(0.42)	(0.54)
Return of capital	—		—	—	(0.06)	(0.02)	(0.02)
Total distributions to shareholders		(0.14)	(0.29)	(0.40)	(0.45)	(0.44)	(0.56)
Net asset value, end of period	$8.83		$8.35	$10.74	$16.36	$14.51	$14.83
Market value, end of period	$8.86		$8.33	$10.79	$16.44	$14.43	$14.73
Total Return(b)
Net asset value		7.42%	-19.34%	-32.39%	16.30%	0.61%	-30.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,881		$29,374	$42,082	$46,127	$60,518	$90,015
Ratio to average net assets of:
Net investment income	3.05	%(d)	3.68%	3.15%	2.87%	2.89%	2.62%
Total expenses	0.90	%(d)	0.87%	0.79%	0.80%	0.83%	0.79%
Net expenses	0.70	%(d)	0.69%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)		9%	35%	28%	80%	130%	81%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 55

FINANCIAL HIGHLIGHTS continued	November 30, 2016
TAO Guggenheim China Real Estate ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$18.92		$24.50	$20.52	$22.03	$16.72	$20.14
Income from investment operations:
Net investment income(a)	0.42		0.81	0.66	0.68	0.41	0.47
Net gain (loss) on investments (realized and unrealized)	1.94		(5.42)	3.86	(1.54)	5.29	(3.70)
Total from investment operations	2.36		(4.61)	4.52	(0.86)	5.70	(3.23)
Less distributions from:
Net investment income	—		(0.97)	(0.54)	(0.65)	(0.39)	(0.19)
Total distributions to shareholders	—		(0.97)	(0.54)	(0.65)	(0.39)	(0.19)
Net asset value, end of period	$21.28		$18.92	$24.50	$20.52	$22.03	$16.72
Market value, end of period	$21.16		$18.83	$24.55	$20.43	$21.66	$16.74
Total Return(b)
Net asset value		12.47%	-19.05%	22.50%	-3.82%	34.05%	-15.90%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$52,341		$12,490	$34,548	$22,778	$50,881	$18,558
Ratio to average net assets of:
Net investment income	3.91	%(d)	3.94%	3.04%	3.32%	1.88%	2.76%
Total expenses	0.94	%(d)	1.15%	0.88%	0.95%	0.93%	1.35%
Net expenses	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)		9%	32%	16%	9%	20%	14%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
56 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
HAO Guggenheim China Small Cap ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$22.06		$34.78	$24.72	$24.68	$19.97	$29.23
Income from investment operations:
Net investment income(a)	0.36		0.72	0.51	0.56	0.41	0.50
Net gain (loss) on investments (realized and unrealized)	1.88		(12.50)	10.14	0.03	4.61	(9.14)
Total from investment operations	2.24		(11.78)	10.65	0.59	5.02	(8.64)
Less distributions from:
Net investment income	—		(0.94)	(0.59)	(0.55)	(0.31)	(0.62)
Total distributions to shareholders	—		(0.94)	(0.59)	(0.55)	(0.31)	(0.62)
Net asset value, end of period	$24.30		$22.06	$34.78	$24.72	$24.68	$19.97
Market value, end of period	$24.24		$22.04	$34.56	$24.70	$24.31	$20.01
Total Return(b)
Net asset value		10.15%	-34.14%	43.88%	2.24%	25.24%	-29.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$99,631		$94,879	$299,087	$206,421	$236,923	$164,773
Ratio to average net assets of:
Net investment income	3.05	%(d)	2.83%	1.86%	2.23%	1.81%	2.17%
Total expenses	0.91	%(d)	0.87%	0.83%	0.84%	0.84%	0.92%
Net expenses	0.75	%(d)	0.75%	0.75%	0.76%	0.75%	0.75%
Portfolio turnover rate(c)		5%	28%	31%	29%	31%	35%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 57

FINANCIAL HIGHLIGHTS continued	November 30, 2016
FRN Guggenheim Frontier Markets ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$11.48		$13.23	$16.79	$17.41	$19.08	$23.23
Income from investment operations:
Net investment income(a)	0.11		0.34	0.23	0.38	0.71	0.59
Net gain (loss) on investments (realized and unrealized)	0.12		(1.89)	(3.36)	(0.35)	(1.77)	(3.92)
Total from investment operations	0.23		(1.55)	(3.13)	0.03	(1.06)	3.33
Less distributions from:
Net investment income	—		(0.20)	(0.43)	(0.65)	(0.61)	(0.82)
Total distributions to shareholders	—		(0.20)	(0.43)	(0.65)	(0.61)	(0.82)
Net asset value, end of period	$11.71		$11.48	$13.23	$16.79	$17.41	$19.08
Market value, end of period	$11.68		$11.33	$13.33	$16.86	$17.17	$19.26
Total Return(b)
Net asset value		2.00%	-11.59%	-18.75%	0.24%	-5.94%	-14.16%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$38,519		$39,481	$62,058	$87,970	$112,098	$133,397
Ratio to average net assets of:
Net investment income	1.96	%(d)	2.96%	1.50%	2.28%	3.66%	2.91%
Total expenses	1.19	%(d)	1.28%	0.77%	0.81%	0.75%	0.81%
Net expenses	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)		35%	57%	94%	24%	46%	30%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
58 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
HGI Guggenheim International Multi-Asset Income ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$14.75		$17.65	$19.61	$17.26	$15.05	$19.98
Income from investment operations:
Net investment income(a)	0.27		0.54	0.70	0.65	0.74	0.86
Net gain (loss) on investments (realized and unrealized)	0.23		(2.89)	(2.00)	2.41	2.22	(4.94)
Total from investment operations	0.50		(2.35)	(1.30)	3.06	2.96	(4.08)
Less distributions from:
Net investment income	(0.27)		(0.55)	(0.66)	(0.68)	(0.75)	(0.84	)(d)
Return of capital	—		—	—	(0.03)	—	(0.01	)(d)
Total distributions to shareholders	(0.27)		(0.55)	(0.66)	(0.71)	(0.75)	(0.85)
Net asset value, end of period	$14.98		$14.75	$17.65	$19.61	$17.26	$15.05
Market value, end of period	$14.95		$14.66	$17.60	$19.74	$17.19	$15.09
Total Return(b)
Net asset value	3.40%		-13.30%	-6.64%	18.23%	20.03%	-20.86%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,479		$16,229	$26,480	$33,344	$119,116	$102,306
Ratio to average net assets of:
Net investment income	3.65	%(e)	3.56%	3.81%	3.70%	4.45%	5.04%
Total expenses	1.27	%(e)	1.13%	0.97%	0.84%	0.81%	0.92%
Net expenses	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	56%		117%	108%	85%	60%	73%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)
Subsequent to May 31, 2012, a reclassification was required that resulted in the recharacterization of the distribution for the May 31, 2012 financial reporting period. This resulted in a less than a $0.01 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from capital.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 59

FINANCIAL HIGHLIGHTS continued	November 30, 2016
CUT Guggenheim MSCI Global Timber Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$23.63		$26.28	$25.37	$22.19	$15.71	$22.39
Income from investment operations:
Net investment income(a)	0.20		0.67	0.61	0.53	0.46	0.42
Net gain (loss) on investments (realized and unrealized)	1.02		(2.96)	0.99	3.01	6.27	(6.71)
Total from investment operations	1.22		(2.29)	1.60	3.54	6.73	(6.29)
Less distributions from:
Net investment income	—		(0.36)	(0.69)	(0.36)	(0.25)	(0.39)
Total distributions to shareholders	—		(0.36)	(0.69)	(0.36)	(0.25)	(0.39)
Net asset value, end of period	$24.85		$23.63	$26.28	$25.37	$22.19	$15.71
Market value, end of period	$24.91		$23.59	$26.26	$25.33	$22.10	$15.75
Total Return(b)
Net asset value	5.16%		-8.72%	6.50%	15.93%	43.01%	-28.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$180,167		$163,060	$199,709	$253,668	$223,035	$106,054
Ratio to average net assets of:
Net investment income	1.69	%(d)	2.83%	2.44%	2.18%	2.28%	2.29%
Total expenses	0.70	%(d)	0.75%	0.76%	0.75%	0.76%	0.82%
Net expenses	0.58	%(d)	0.60%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)	4%		60%	29%	5%	2%	56%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
60 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
SEA Guggenheim Shipping ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$12.01		$19.60	$22.68	$17.51	$16.03	$24.69
Income from investment operations:
Net investment income(a)	0.32		1.02	0.99	0.56	0.45	0.56
Net gain (loss) on investments (realized and unrealized)	(1.03)		(7.15)	(3.35)	5.06	1.49	(8.26)
Total from investment operations	(0.71)		(6.13)	(2.36)	5.62	1.94	(7.70)
Less distributions from:
Net investment income	(0.51)		(1.46)	(0.72)	(0.45)	(0.46)	(0.96)
Total distributions to shareholders	(0.51)		(1.46)	(0.72)	(0.45)	(0.46)	(0.96)
Net asset value, end of period	$10.79		$12.01	$19.60	$22.68	$17.51	$16.03
Market value, end of period	$10.87		$12.00	$19.55	$22.69	$17.43	$15.99
Total Return(b)
Net asset value	-5.96%		-32.56%	-10.52%	32.57%	12.44%	-31.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$63,672		$37,225	$70,577	$117,953	$35,011	$30,452
Ratio to average net assets of:
Net investment income	5.72	%(d)	6.95%	4.82%	2.72%	2.76%	3.35%
Total expenses	0.65	%(d)	0.65%	0.65%	0.66%	0.65%	0.65%
Portfolio turnover rate(c)	18%		34%	27%	18%	42%	43%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 61

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2016
Note 1 – Organization:
 Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.
The following seven portfolios have a semi-annual reporting period ended on November 30, 2016:
Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim MSCI Global Timber ETF
 Guggenheim Shipping ETF
Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim Canadian Energy Income ETF	S&P/TSX Canadian High Income Energy Index
Guggenheim China Real Estate ETF	AlphaShares China Real Estate Index
Guggenheim China Small Cap ETF	AlphaShares China Small Cap Index
Guggenheim Frontier Markets ETF	BNY Mellon New Frontier Index
Guggenheim International Multi-Asset	Zacks International Multi-Asset
Income ETF	Income Index
Guggenheim MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
Guggenheim Shipping ETF	Dow Jones Global Shipping Index
On May 20, 2016, Guggenheim Timber ETF changed its name to Guggenheim MSCI Global Timber ETF. Prior to May 20, 2016, the fund sought to correspond generally to the performance, before the fund's fees and expenses, to the Beacon Global Timber Index. Currently the fund seeks investment results that correspond to the performance, before the fund's fees and expenses, of the MSCI ACWI IMI Select Capped Index.
Note 2 – Accounting Policies:
 The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
 The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange traded funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
(b) Investment Transactions and Investment Income
 Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.
The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
 Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds' accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statement of Operations.
(d) Foreign Taxes
 The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of November 30, 2016, if any, are disclosed in the Funds' Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
(e) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim Canadian Energy Income ETF	Quarterly
Guggenheim China Real Estate ETF	Annual
Guggenheim China Small Cap ETF	Annual
Guggenheim Frontier Markets ETF	Annual
Guggenheim International Multi-Asset Income ETF	Quarterly
Guggenheim MSCI Global Timber ETF	Annual
Guggenheim Shipping ETF	Quarterly
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(f) Securities Lending
 Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim Canadian
Energy Income ETF	$6,414,191	$6,737,168	$—	$6,737,168
Guggenheim China
Real Estate ETF	936,953	445,458	566,704	1,012,162
Guggenheim China
Small Cap ETF	17,079,676	8,034,296	10,753,533	18,787,829
Guggenheim Frontier
Markets ETF	3,361,008	3,466,154	—	3,466,154
Guggenheim International
Multi-Asset
Income ETF	2,183,777	1,794,328	454,022	2,248,350
Guggenheim MSCI
Global Timber ETF	4,247,191	2,388,622	2,152,562	4,541,184
Guggenheim
Shipping ETF	22,287,039	18,288,425	4,967,376	23,255,801
The following represents a breakdown of the collateral for the joint repurchase agreements at November 30, 2016:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities (USA), Inc. issued 11/30/16	$9,683,934	$9,683,934	Various U.S. Government obligations	$23,038,436	$9,877,691
at 0.27% due 12/01/16			and U.S. Government agency securities
HSBC Securities (USA), Inc. issued 11/30/16	128,798	128,798	Various U.S. Government obligations	128,943	131,374
at 0.26% due 12/01/16			and U.S. Government agency securities
RBC Dominion Securities, Inc. issued 11/30/16	9,045,762	9,045,762	Various U.S. Government obligations	17,603,288	10,132,613
at 0.29% due 12/01/16			and U.S. Government agency securities
Mizuho Securities (USA), Inc. issued 11/30/16	6,670,478	6,670,478	Various U.S. Government obligations	6,755,745	6,803,887
at 0.28% due 12/01/16			and U.S. Government agency securities
Citigroup Global markets, Inc. issued 11/30/16	6,298,647	6,298,647	Various U.S. Government obligations	8,984,305	6,433,988
at 0.28% due 12/01/16			and U.S. Government agency securities
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,348,782	4,348,782	Various U.S. Government obligations	4,191,320	4,435,757
issued 11/30/16 at 0.26% due 12/01/16			and U.S. Government agency securities
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,013,456	3,013,456	Various U.S. Government obligations	4,190,581	3,073,725
issued 11/30/16 at 0.28% due 12/01/16			and U.S. Government agency securities
Credit Suisse Securities (USA), LLC issued 11/30/16	1,964,594	1,964,594	Various U.S. Government obligations	1,580,284	2,003,909
at 0.26% due 12/01/16			and U.S. Government agency securities
(g) Indemnifications
 Under the Trust's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim Canadian Energy Income ETF	0.50%
Guggenheim China Real Estate ETF	0.50%
Guggenheim China Small Cap ETF	0.55%
Guggenheim Frontier Markets ETF	0.50%
Guggenheim International Multi-Asset Income ETF	0.50%
Guggenheim MSCI Global Timber ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim Shipping ETF	0.65%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
On October 4, 2016, Rydex Fund Services, LLC ("RFS") was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of the Investment Adviser. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC ("MUIS"). This change has no impact on the financial statements of the Funds.
MUIS acts as the Fund's administrator. The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers. For providing administration, accounting and custody services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund's average daily net assets subject to certain minimum monthly fees and out of pocket expenses.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including the Guggenheim Shipping ETF, (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business), from exceeding the following percentages of average net assets per year, at least until December 31, 2019.

Fund	Rate
Guggenheim Canadian Energy Income ETF	0.65%
Guggenheim China Real Estate ETF	0.65%
Guggenheim China Small Cap ETF	0.70%
Guggenheim Frontier Markets ETF	0.65%
Guggenheim International Multi-Asset Income ETF	0.65%
Guggenheim MSCI Global Timber ETF	0.55%
For the period ended November 30, 2016, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Canadian Energy Income ETF	$30,467
Guggenheim China Real Estate ETF	43,757
Guggenheim China Small Cap ETF	80,324
Guggenheim Frontier Markets ETF	95,234
Guggenheim International Multi-Asset Income ETF	46,638
Guggenheim MSCI Global Timber ETF	96,736
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a monthly basis.
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
 The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim Canadian Energy Income ETF	Standard & Poor's
Guggenheim China Real Estate ETF	AlphaShares LLC
Guggenheim China Small Cap ETF	AlphaShares LLC
Guggenheim Frontier Markets ETF	The Bank of New York Mellon Corp.
Guggenheim International Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim MSCI Global Timber ETF	MSCI Inc.
Guggenheim Shipping ETF	CME Group Index Services LLC
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for certain Funds without a unitary management fee.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Note 4 – Fair Value Measurement:
 In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.
As of November 30, 2016, the cost of investments, accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

				Net Tax
	Cost of			Unrealized
	Investments	Gross Tax	Gross Tax	Appreciation
	for Tax	Unrealized	Unrealized	(Depreciation )
Fund	Purposes	Appreciation	Depreciation	on Investments
Guggenheim Canadian Energy Income ETF	$39,769,856	$611,392	$(4,766,661)	$(4,155,269)
Guggenheim China Real Estate ETF	56,856,218	1,002,561	(5,308,074)	(4,305,513)
Guggenheim China Small Cap ETF	137,972,130	11,774,823	(42,095,829)	(30,321,006)
Guggenheim Frontier Markets ETF	46,237,630	2,840,905	(7,276,810)	(4,435,905)
Guggenheim International Multi-Asset Income ETF	18,796,146	831,772	(1,466,294)	(634,522)
Guggenheim MSCI Global Timber ETF	166,001,495	21,417,190	(5,558,317)	15,858,873
Guggenheim Shipping ETF	95,443,223	1,016,385	(14,789,121)	(13,772,736)
Tax components of accumulated earnings (deficit) as of May 31, 2016 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed	Net Unrealized	Accumulated	Other
	Ordinary	Appreciation	Capital and	Temporary
Fund	Income	(Depreciation )	Other Losses	Differences
Guggenheim Canadian Energy Income ETF	$166,847	$(6,992,958)	$(98,061,132)	$—
Guggenheim China Real Estate ETF	175,353	(3,969,943)	(14,567,745)	—
Guggenheim China Small Cap ETF	3,021,122	(40,849,074)	(55,651,539)	—
Guggenheim Frontier Markets ETF	1,336,143	(5,063,678)	(72,498,552)	—
Guggenheim International Multi-Asset Income ETF	23,762	(656,580)	(40,010,692)	—
Guggenheim MSCI Global Timber ETF	2,550,786	9,856,186	(52,597,602)	—
Guggenheim Shipping ETF	883,475	(19,175,543)	(13,563,285)	(171,765)
Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Distributions to Shareholders:
 The tax character of distributions paid during the year ended May 31, 2016 (the most recent fiscal year end for federal income tax purposes), was as follows:

Fund	Distributions Paid from Ordinary Income
Guggenheim Canadian Energy Income ETF	$1,087,513
Guggenheim China Real Estate ETF	834,630
Guggenheim China Small Cap ETF	4,786,860
Guggenheim Frontier Markets ETF	738,556
Guggenheim International Multi-Asset Income ETF	766,760
Guggenheim MSCI Global Timber ETF	2,705,920
Guggenheim Shipping ETF	4,480,010
For Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010 capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of May 31, 2016 (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Funds were as follows:
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2016 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount Expired
Guggenheim International Multi-Asset Income ETF	$434,730
Pursuant to Federal income tax regulations applicable to investment companies, the Funds can elect to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds also can elect to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. During the year ended May 31, 2016 (the most recent fiscal year end for federal income tax purposes), none of the Funds incurred nor will elect to defer any current year post-October losses.
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

				Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim Canadian Energy Income ETF	$(3,622,034)	$(12,656,635)	$(713,500)	$(50,556,978)	$(30,511,985)	$(98,061,132)
Guggenheim China Real Estate ETF	—	(4,375,466)	(6,818,237)	(986,056)	(2,387,986)	(14,567,745)
Guggenheim China Small Cap ETF	—	(5,907,224)	—	(6,578,221)	(43,166,094)	(55,651,539)
Guggenheim Frontier Markets ETF	(241,589)	(3,686,218)	(364,152)	(11,186,304)	(57,020,289)	(72,498,552)
Guggenheim International Multi-Asset Income ETF	(2,191,498)	(3,876,528)	(2,491,614)	(20,123,849)	(11,327,203)	(40,010,692)
Guggenheim MSCI Global Timber ETF	(3,822,255)	(17,944,749)	(1,561,810)	(13,682,942)	(15,585,846)	(52,597,602)
Guggenheim Shipping ETF	—	—	—	(4,805,288)	(8,757,997)	(13,563,285)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Note 6 – Investments in Securities:
 For the period ended November 30, 2016, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$3,019,415	$2,773,746
Guggenheim China Real Estate ETF	4,092,307	3,409,637
Guggenheim China Small Cap ETF	6,735,109	4,649,135
Guggenheim Frontier Markets ETF	13,516,160	13,248,298
Guggenheim International Multi-Asset Income ETF	9,214,884	9,236,677
Guggenheim MSCI Global Timber ETF	9,285,877	7,012,850
Guggenheim Shipping ETF	8,948,624	8,982,419
For the period ended November 30, 2016, in-kind transactions were as follows:

Fund	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$—	$2,202,772
Guggenheim China Real Estate ETF	41,475,685	2,072,660
Guggenheim China Small Cap ETF	—	4,615,886
Guggenheim Frontier Markets ETF	—	449,578
Guggenheim International Multi-Asset Income ETF	—	—
Guggenheim MSCI Global Timber ETF	13,084,576	4,556,496
Guggenheim Shipping ETF	32,001,352	1,052,060
Note 7 – Capital:
 Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $4,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
 The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.
Note 9 – Subsequent Event:
 The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements.

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2016
Federal Income Tax Information
 In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016.
Sector Classification
 Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Bloomberg Barclays Global Classification Scheme.
Trustees
 The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.
The Trustees of the Trust and their principal business occupations during the past five years:
		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen LLP (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).

Former: Topeka Community Foundation (2009-2014).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 69

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2016

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2016
Officers
 The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

 Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML officer, certain funds in the Fund Complex (2016- present).

 Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

 Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith Kemp (1960)	Assistant Treasurer	Since 2016
Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

 Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

 Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

 Former: J.D., University of Kansas School of Law (2009-2012).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

 Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

 Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 71

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2016

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers: continued:
Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

 Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

 Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

72 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

TRUST INFORMATION	November 30, 2016

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

Principal Executive Officers
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
MUFG Investor Services
(US), LLC
Rockville, MD

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
 New York, NY
Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL
*
Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
Questions concerning your shares of the Trust?
•            If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvestments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 75

ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $250 billion in assets under supervision as of September 30, 2016. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund's portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Messrs. Byrum and King have managed the Funds' portfolios since December 2013. Ms. Gao has managed the Funds' portfolios since January 2014.
Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.
Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 is an investment company consisting of 14 separate exchange-traded "index funds" as of November 30, 2016. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800)345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/17)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-002-SAR-1116

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)(1)  Not applicable.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)  Not Applicable.
(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Claymore Exchange-Traded Fund Trust 2
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:   February 6, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:   February 6, 2017
By:      /s/ John L. Sullivan
Name: John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   February 6, 2017